As filed with the Securities and Exchange Commission on June 25, 2018

Securities Act File No. [xxx]

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

Manning & Napier Fund, Inc.

(Exact Name of Registrant Specified in Charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(585) 325-6880

(Registrant’s Area Code and Telephone Number)

Michele T. Mosca

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

With copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

Approximate Date Of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Investment Company Shares.

It is proposed that this filing will become effective on July 25, 2018, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

[M&N Logo]

MANNING & NAPIER FUND, INC.

World Opportunities Series

[date]

Dear Shareholder,

You are receiving this letter and the accompanying notice and Proxy Statement/Prospectus because of your investment in the World Opportunities Series (the “Acquired Series”), a series of the Manning & Napier, Fund, Inc. (the “Fund”).

The Board of Directors of the Fund (the “Board”) has unanimously approved the reorganization (the “Reorganization”) of the Acquired Series into the Overseas Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), a separate series of the Fund, subject to the approval of the shareholders of the Acquired Series.

You are being asked to approve the Reorganization, which would result in you becoming a shareholder of the Surviving Series. The Board recommends that you vote “FOR” the Reorganization.

For the reasons discussed in this letter and in the enclosed Proxy Statement/Prospectus, and based on the recommendations of the Board, a special meeting of the shareholders of the Acquired Series (the “Special Meeting”) will be held on [meeting date], at the offices of the Fund at 290 Woodcliff Drive, Fairport, NY 14450 at [11:00 a.m.] Eastern time so that Acquired Series shareholders may consider the Reorganization.

Important points for your consideration:

•	The investment objective, investment policies, principal investment strategies and principal risks of the Surviving Series are substantially similar to those of the Acquired Series. In addition, the portfolio holdings of the Surviving Series and the Acquired Series have historically been very similar, and currently differ only with respect to position sizes.
•	The Acquired Series and the Surviving Series are managed by the same team of investment professionals.
•	The Surviving Series’ total annual fund operating expenses (before fee reductions and/or expense reimbursements) are expected to be lower than those of the Acquired Series, based on current asset levels, and the Surviving Series’ total annual fund operating expenses (after fee reductions and/or expense reimbursements) will be 0.05% lower than those of the Acquired Series because the contractual expense cap of the Surviving Series is 0.05% lower than that of the Acquired Series.
•	It is expected that neither the Acquired Series nor its shareholders will recognize any gain or loss as a result of the Reorganization for U.S. federal income tax purposes.
•	The Reorganization will combine two smaller funds into a larger combined fund, which is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.
•	The advisor of both Series, Manning & Napier Advisors, LLC, will pay all of the expenses of the Reorganization.
•	The Board has unanimously determined that the Reorganization will benefit the Acquired Series and its shareholders and recommends that you vote FOR the proposal.

If shareholders of the Acquired Series approve the Reorganization and all other closing conditions are met, the Reorganization will take effect on or about [closing date], or such other date as the parties may agree. Upon the completion of the Reorganization, each shareholder of the Acquired Series will receive a number of full and fractional Class S Shares of the Surviving Series equal in aggregate net asset value at the time of the exchange to the aggregate net asset value of such shareholder’s shares of the Acquired Series.

The Acquired Series will be terminated after the closing of the Reorganization.

More information about the Reorganization is contained in the enclosed Proxy Statement/Prospectus. You should review the Proxy Statement/Prospectus carefully and retain it for future reference.

While you are, of course, welcome to join us at the Special Meeting, we urge you to vote by phone, on the internet or by mail today so that the maximum number of shares may be voted. Your vote is important no matter how many shares you own. If we do not receive your vote, you may be contacted by a representative of the Fund or its proxy solicitor, who will remind you to vote your shares and help you return your proxy. In the event that insufficient votes are received from shareholders, the Special Meeting may be adjourned to permit further solicitation of proxies.

Voting is quick and easy. Everything you need is enclosed. Please vote by phone, on the internet or by mail today.

Thank you for taking the time to consider this important proposal and for your continuing investment.

Sincerely,

Michele T. Mosca

President, Chairman, and Director

Manning & Napier Fund, Inc.

NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

OF

WORLD OPPORTUNITIES SERIES

a series of Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

To be held [meeting date]

Notice is hereby given that a Special Meeting of Shareholders (the “Special Meeting”) of the World Opportunities Series will be held at [11:00 a.m.], Eastern Time, on [meeting date], at the offices of the Fund at 290 Woodcliff Drive, Fairport, NY 14450. At the Special Meeting, shareholders will consider the following proposal (the “Proposal”), and any other matters that may properly come before the Special Meeting or any adjournment or postponement thereof:

1.	To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between the World Opportunities Series (the “Acquired Series”), a series of Manning & Napier Fund, Inc. (the “Fund”), and the Overseas Series (the “Surviving Series”), a separate series of the Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Acquired Series by the Surviving Series in exchange for Class S Shares of the Surviving Series; (b) the distribution of such shares to the shareholders of the Acquired Series; and (c) the liquidation and termination of the Acquired Series (the “Reorganization”).

Shareholders of record as of the close of business on [record date] are entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements of the Special Meeting. The Proposal will be effected only if the Acquired Series’ shareholders approve the Proposal.

THE BOARD OF DIRECTORS RECOMMENDS THAT YOU CAST YOUR VOTE FOR THE PROPOSAL AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS.

Whether or not you plan to attend the Special Meeting in person, please vote your shares. To vote by mail please complete, date, and sign the enclosed proxy card and return it in the self-addressed, postage-paid envelope. If you return a properly executed proxy card by mail and no instructions are marked on the proxy card, the proxy will vote your shares for the approval of the Reorganization. If you have returned a proxy card and are present at the Special Meeting, you may change the vote specified in the proxy at that time. However, attendance in person at the Special Meeting, by itself, will not revoke a previously tendered proxy. You may also vote by telephone or Internet, as follows:

To vote by telephone:

(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Call the toll-free number that appears on your proxy card.

(3) Follow the simple instructions.

To vote by Internet

(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Go to the Internet address that appears on your proxy card.

(3) Follow the simple instructions.

We encourage you to vote by telephone or Internet using the control number that appears on the enclosed proxy card. Voting by telephone or Internet will reduce the time and costs associated with this proxy solicitation. Whichever method of voting you choose, please read the enclosed Proxy Statement/Prospectus carefully before you vote.

The persons named as proxies will vote in their discretion on any other business as may be properly brought before the Special Meeting or any adjournment(s) thereof.

If the necessary quorum to transact business or the vote required to approve the Reorganization is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitations of proxies.

Important Notice Regarding the Availability of Proxy Materials for the Shareholder Meeting To Be Held on [date].

The Proxy Statement/Prospectus is available at proxyonline.com/docs/[manningandnapier2018].pdf

For additional voting information, shareholders should call 1-800-581-5238 Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

PLEASE RESPOND – WE ASK THAT YOU VOTE PROMPTLY IN ORDER TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION. YOUR VOTE IS IMPORTANT. WE ENCOURAGE YOU TO SUPPORT THE BOARD OF DIRECTORS’ RECOMMENDATION AND VOTE “FOR” THE APPROVAL OF THE REORGANIZATION.

By order of the Board of Directors,

Michele T. Mosca
President
[date]

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SUMMARY OF KEY INFORMATION

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully for more complete information.

Why did you send me this Proxy Statement/Prospectus?

You are receiving this Proxy Statement/Prospectus because you own shares in the World Opportunities Series (the “Acquired Series”), a series of the Manning & Napier, Fund, Inc. (the “Fund”) as of [record date] (the “Record Date”) and have the right to vote on the very important proposal described herein concerning the Acquired Series. This Proxy Statement/Prospectus contains information that shareholders of the Acquired Series should know before voting on the proposal or investing in the Overseas Series (the “Surviving Series”), a separate series of the Fund.

On what am I being asked to vote?

You are being asked to vote on the proposal to merge the Acquired Series into the Surviving Series (the “Reorganization”).

If shareholders of the Acquired Series approve the Reorganization, each owner of Class S shares of the Acquired Series (“Acquired Series Shares”) would become a shareholder of Class S shares of the Surviving Series (“Surviving Series Shares”).

How will the Reorganization affect my account?

Your Acquired Series Shares are expected to be exchanged for an equivalent dollar amount of Surviving Series Shares. Your account registration and account options will remain the same unless you change them. The exchange is intended to be on a tax-free basis for federal income tax purposes and, therefore, it is intended that your aggregate tax basis for federal income tax purposes in the account will remain the same.

What are the reasons for the proposed Reorganization?

The proposed Reorganization will enable Acquired Series shareholders to be invested in a larger combined fund within the Manning & Napier family of funds. The larger combined fund is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

The investment objective, investment policies, principal investment strategies and principal risks of the Surviving Series are substantially similar to those of the Acquired Series, and the portfolio holdings of the Surviving Series have historically been very similar to those of the Acquired Series.

However, the Surviving Series’ total annual fund operating expenses (before fee reductions and/or expense reimbursements) are expected to be lower than those of the Acquired Series, based on current asset levels, and the Surviving Series’ total annual fund operating expenses (after fee reductions and/or expense reimbursements) will be 0.05% lower than those of the Acquired Series because the contractual expense cap of the Surviving Series is 0.05% lower than that of the Acquired Series.

In considering the Reorganization, the Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Acquired Series and its shareholders. The Board’s considerations are described in more detail in the section titled “Additional Information about the Reorganization – What factors did the Board consider?”

How do I vote?

You can vote in one of four ways:

☐	By telephone (call the toll free number listed on your proxy card)

☐	By Internet (log on to the Internet site listed on your proxy card)

☐	By mail (using the enclosed postage prepaid envelope)

☐	In person at the shareholder meeting scheduled to occur at [11:00 a.m.], Eastern Time, on [meeting date], at the offices of the Fund, 290 Woodcliff Drive, Fairport, NY 14450.

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, Internet or mail. Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequent written, telephonic or electronic vote, or by attending the shareholder meeting and voting in person.

Whom should I call if I have questions?

If you have questions about the proposal or voting procedures, please call the Fund’s proxy solicitor toll-free at [proxy phone number]. Representatives will be available Monday through Friday from 9:00 a.m. to 10:00 p.m., Eastern Time.

PROXY STATEMENT/PROSPECTUS

[date]

Special Meeting of Shareholders of

World Opportunities Series, a Series of

Manning & Napier Fund, Inc.

Scheduled for [date]

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:

World Opportunities Series (A series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544	Overseas Series (A series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544

(each an open-end management investment company)

INTRODUCTION

This Proxy Statement/Prospectus contains information that shareholders of World Opportunities Series (the “Acquired Series”), a series of Manning & Napier Fund, Inc. (the “Fund”) should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Acquired Series and also a prospectus for the Overseas Series (the “Surviving Series,” and together with the Acquired Series, the “Series”), a separate series of the Fund.

A special meeting of the shareholders of the Acquired Series (the “Special Meeting”) will be held at [11:00 a.m.], Eastern Time, on [meeting date] at the offices of the Fund, 290 Woodcliff Drive, Fairport, NY 14450. At the Special Meeting, shareholders of the Acquired Series will be asked to consider the following proposal (the “Proposal”), and any other matters that may properly come before the Special Meeting or any adjournment or postponement thereof:

1	To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between the Acquired Series and the Surviving Series, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Acquired Series by the Surviving Series in exchange for Class S Shares of the Surviving Series; (b) the distribution of such shares to the shareholders of the Acquired Series; and (c) the liquidation and termination of the Acquired Series (the “Reorganization”).

The total dollar value of the Class S Shares of the Surviving Series (“Surviving Series Shares”) that shareholders will receive in the Reorganization will be the same as the total dollar value of the shares of the Acquired Series (“Acquired Series Shares”) that shareholders hold immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders are not expected to be required to pay any federal income tax in connection with the Reorganization. For more detailed information about the federal income tax consequences of the Reorganization, please refer to the section titled “The Plan of Reorganization – Tax Considerations” below.

The Board has fixed the close of business on [record date] as the record date (“Record Date”) for the determination of Acquired Series shareholders entitled to notice of and to vote at the Special Meeting and at any adjournments or postponements thereof. Shareholders of the Acquired Series on the Record Date

will be entitled to one vote for each share of the Acquired Series held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about [mail date] to all shareholders eligible to vote on the Proposal.

The Board has unanimously approved the Plan of Reorganization and has determined that the Reorganization is in the best interests of the Acquired Series and its shareholders and will not dilute the interests of the existing shareholders of the Acquired Series. Accordingly, the Board recommends that shareholders of the Acquired Series vote FOR the Proposal. If shareholders of the Acquired Series do not approve the Proposal, the Board will consider what further action is appropriate for the Acquired Series.

TO OBTAIN MORE INFORMATION

The following documents contain additional information about the Series:

1.	Prospectus dated May 1, 2018 for the Acquired Series (the “Acquired Series Prospectus”);

2.	Statement of Additional Information dated May 1, 2018 for the Acquired Series (the “Acquired Series SAI”);

3.	Prospectus dated March 1, 2018 for the Surviving Series (the “Surviving Series Prospectus,” and together with the Acquired Series Prospectus, the “Prospectuses”);

4.	Statement of Additional Information dated March 1, 2018 for the Surviving Series (the “Surviving Series SAI,” and together with the Acquired Series SAI, the “SAIs”);

5.	Supplement dated March 23, 2018 to the Surviving Series SAI;

6.	The audited financial statements and related report of the independent public accounting firm included in the Acquired Series Annual Report to Shareholders for the fiscal year ended December 31, 2017 (the “Acquired Series Annual Report”); and

7.	The audited financial statements and related report of the independent public accounting firm included in the Surviving Series Annual Report to Shareholders for the fiscal year ended October 31, 2017 (the “Surviving Series Annual Report”).

8.	The unaudited financial statements included in the Surviving Series Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2018 (the “Surviving Series Semi-Annual Report”).

The financial highlights for the Surviving Series contained in the Surviving Series Semi-Annual Report are included in this Proxy Statement/Prospectus as Appendix A. Because Class S Shares of the Surviving Series have not yet commenced operations, the financial highlights presented in Appendix A for the Surviving Series are those of the Series’ Class I Shares.

A copy of the Surviving Series Prospectus[, and each supplement thereto,] accompanies this Proxy Statement/Prospectus, and is incorporated herein by reference and is legally deemed to be part of this Proxy Statement/Prospectus. The Acquired Series Prospectus[, and each supplement thereto,] and the Statement of Additional Information dated [date] relating to this Proxy Statement/Prospectus (the “Merger SAI”) are also incorporated herein by reference and are legally deemed to be part of this Proxy Statement/Prospectus.

The Acquired Series and the Surviving Series are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the U.S. Securities and Exchange Commission (the “SEC”). Free copies of any of the documents listed above may be obtained by calling 1-800-466-3863, by writing to Manning & Napier

Fund, Inc., P.O. Box 805, Fairport, NY 14450, or on the internet at www.manning-napier.com/documents. A free copy of the Merger SAI may be obtained by calling 1-800-551-0224 x8544 or by writing to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450.

You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the applicable SEC file number. The file number for the documents listed above is 811-04087. The file number for the Merger SAI is [SEC file number].

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

By order of the Board of Directors,

Michele T. Mosca

President

[date]

SUMMARY OF THE PROPOSED REORGANIZATION

Who will manage the Surviving Series following the Reorganization?

Manning & Napier Advisors, LLC (“MNA” or the “Advisor”), located at 290 Woodcliff Drive, Fairport, NY 14450, serves as the investment advisor to both the Acquired Series and the Surviving Series. The same team of portfolio managers is responsible for managing both the Acquired Series and the Surviving Series, and is expected to continue to manage the Surviving Series following the Reorganization.

For more information about MNA and the Series’ portfolio managers, please see the Prospectuses.

What are the tax consequences of the Reorganization?

The Reorganization is expected to qualify as tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Acquired Series shareholders will not, and the Acquired Series generally will not, recognize any gain or loss as a result of the Reorganization for U.S. federal income tax purposes. The Acquired Series anticipates receiving a legal opinion as to this and other expected U.S. federal income tax consequences of the Reorganization. It is possible that the Internal Revenue Service (“IRS”) or a court could disagree with this legal opinion.

For more detailed information about the federal income tax consequences of the Reorganization, please refer to the section titled “Additional Information about the Reorganization – Tax Considerations.”

How do the Series’ investment objectives compare?

The investment objective of the Acquired Series is substantially similar to that of the Surviving Series. The investment objective of the Acquired Series is to provide long-term growth by investing principally in the common stocks of companies located around the world. The investment objective of the Surviving Series is to provide long-term growth. The investment objectives of both the Acquired Series and the Surviving Series are non-fundamental and, therefore, can be changed by the Board without shareholder approval. If there is a material change in a Series’ investment objective, shareholders will be notified thirty days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs.

How do the Series’ fees and expenses compare?

These tables describe the fees and expense that you may pay if you buy and hold Class S shares of the Series. As shown below, the Surviving Series’ total annual fund operating expenses (before fee reductions and/or expense reimbursements) are expected to be lower than those of the Acquired Series, based on current asset levels, and the Surviving Series’ total annual fund operating expenses (after fee reductions and/or expense reimbursements) will be 0.05% lower than those of the Acquired Series because the contractual expense cap of the Surviving Series is 0.05% lower than that of the Acquired Series. As discussed below, however, the fees and expenses of the Class S Shares of the Series differ in that Class S Shares of the Acquired Series are subject to a 0.25% shareholder services fee and Class S Shares of the Surviving Series are subject to a 0.25% distribution and/or shareholder services (12b-1) fee.

	World Opportunities Series (Acquired Series)	Overseas Series (Surviving Series)	Overseas Series (Surviving Series) Pro Forma

	Class S	Class S	Class S
Shareholder Fees Fees paid directly from your investment	None	None	None

Annual Fund Operating Expenses

Expenses you pay each year as a % of the value of your investment

	World Opportunities Series (Acquired Series)	Overseas Series (Surviving Series)	Overseas Series (Surviving Series) Pro Forma

	Class S	Class S	Class S
Management Fees	0.75%	0.60%	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	None	0.25%	0.25%
Other Expenses[1]	0.44%	0.21%	0.21%
Shareholder Services Fee	0.25%	None	None
Remainder of Other Expenses	0.19%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.19%	1.06%	1.06%
Less Fee Reductions and/or Expense Reimbursements	(0.09)%[2]	(0.01)%[3]	(0.01)%[3]
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	1.10%	1.05%	1.05%

1	Other Expenses of the Acquired Series reflect expenses for the fiscal year ended December 31, 2017. Other Expenses of the Surviving Series are based on estimated amounts for the current fiscal year because Class S Shares of the Surviving Series have not yet commenced operations. The pro forma Other Expenses of the Surviving Series are based on pro-forma combined assets as of April 30, 2018 and assume the consummation of the Reorganization, but do not include the estimated costs of the Reorganization as neither the Acquired Series nor the Surviving Series will bear any Reorganization costs.

2	MNA has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class S Shares of the Acquired Series, exclusive of the shareholder services fee, do not exceed 0.85% of the average daily net assets of the class. This contractual waiver will continue until at least April 30, 2020 and may not be amended or terminated by MNA prior to such date without the approval of the Board. MNA’s agreement to limit the class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. MNA may not recoup previously waived fees and reimbursed expenses.

3	MNA has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of the Class S shares of the Surviving Series, exclusive of distribution and service (12b-1) fees, do not exceed 0.80% of the average daily net assets of the class. This contractual waiver will continue until at least February 29, 2020 and may not be amended or terminated by MNA prior to such date without the approval of the Board. MNA’s agreement to limit the class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies. MNA may not recoup previously waived fees and reimbursed expenses.

Expense Examples

The Examples are intended to help you compare the costs of investing in shares of the Series. The Examples assume that you invest $10,000 in the Series for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The Examples also assume that your investment had a 5% return each year and that the Series’ operating expenses remain the same (taking into account the contractual expense limitations for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
World Opportunities Series (Acquired Series) — Class S	$112	$369	$646	$1,435
Overseas Series (Surviving Series) — Class S	$107	$336	$584	$1,293

Overseas Series (Surviving Series) — Class S (Pro Forma)	$107	$336	$584	$1,293

Portfolio Turnover

Each Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense examples shown above, affect each Series’ performance.

During the fiscal year ended December 31, 2017, the Acquired Series’ portfolio turnover rate was 38% of the average value of its portfolio. During the fiscal year ended October  31, 2017, the Surviving Series’ portfolio turnover rate was 44% of the average value of its portfolio.

How do the Series’ principal investment strategies compare?

The principal investment strategies of the Acquired Series are substantially similar to those of the Surviving Series. Both Series invest primarily in equity securities of non-U.S. companies in both developed and emerging markets and are managed by MNA using the same investment process. However, the principal investment strategies of the Series differ in that (a) the principal investment strategies of the Acquired Series include investments in U.S. companies, which are not part of the principal investment strategies of the Surviving Series, and (b) the principal investment strategies of the Surviving Series impose restrictions with respect to investments in U.S. issuers, investments in any one country and investments in emerging market countries, which are not imposed on the Acquired Series. Although the portfolio holdings of the Acquired Series are consistent with the principal investment strategies of the Surviving Series, and have historically been very similar to the portfolio holdings of the Surviving Series, the additional limitations imposed on the Surviving Series may prevent the Surviving Series from making certain investments that would have been available to the Acquired Series.

The table below compares the Series’ principal investment strategies. The primary differences are noted in italics.

	World Opportunities Series (Acquired Series)	Overseas Series (Surviving Series)
Principal Investment Strategies

The Series invests primarily in common stocks of foreign companies, which may be located both in developed and in emerging markets. The Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers and U.S. stocks. The Series may invest in stocks of small-, large-, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular market sector or to manage cash flows. The Advisor believes that purchasing ETFs may allow it to manage the Series’ portfolio more efficiently than would otherwise be possible.

The Series may, but is not required to,

The Series invests primarily in common stocks of issuers from outside the United States. The Series will, under normal circumstances, invest at least 80% of its assets in securities of issuers from countries outside the United States; typically, the actual percentage will be considerably higher. The Series may invest in securities denominated in foreign currencies and American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. The Series may invest in stocks of companies both in developed countries and in emerging market countries. The maximum allocation to any one country, measured at the time of purchase, is the higher of 15% or double the country’s weighting in the MSCI EAFE Index. Total holdings in emerging market countries are undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•   Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).

•   Improving market share in consolidating industries.

•   Low price relative to fundamental or break-up value.

The Advisor will consider selling a security if:

•   it no longer fits the Series’ investment strategies or valuation discipline;

•   it has reached the Advisor’s target sell price; or

•   a more attractive investment opportunity is identified.

There are no prescribed limits on the sector allocation of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

limited to 35% of the portfolio measured at the time of purchase. The Series may invest in small-, large-, or mid-size companies.

The Series may purchase shares of exchange-traded funds (ETFs), including to establish a diversified position in a particular sector of the market or to manage cash flows. The Advisor believes that purchasing ETFs may allow it to manage the Series’ portfolio more efficiently than would otherwise be possible.

The Series may, but is not required to, undertake hedging activities and may invest in forward foreign currency contracts to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

The Advisor uses a “bottom-up” strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments.

In selecting individual securities, the Advisor uses fundamental analysis and looks for one or more of the following characteristics:

•   Strong strategic profiles (e.g., strong market position, benefits from technology, market-share gains in a mature market and high barriers to entry).

•   Improving market share in consolidating industries.

•   Low price relative to fundamental or break-up value.

The Advisor will consider selling a security if:

•   it no longer fits the Series’ investment strategies or valuation discipline;

•   it has reached the Advisor’s target sell price; or

•   a more attractive investment opportunity is identified.

There are no prescribed limits on the sector allocation of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

For more information regarding the principal investment strategies of the Series, please see the Prospectuses.

How do the Series’ principal risks compare?

The principal risks of the Acquired Series are substantially similar to those of the Surviving Series because the principal investment strategies of the Acquired Series are substantially similar to those of the Surviving Series. However, the principal risks of the Series differ in that (a) the Acquired Series is subject to the principal risks associated with investments in U.S. companies because such investments are part of the principal investment strategies of the Acquired Series and (b) the Surviving Series may not be subject to the principal risks associated with investments in any one country or investments in emerging market countries to the same extent as the Acquired Series because the principal investment strategies of the Surviving Series limit investments in any one country and investments in emerging market countries. Nevertheless, such differences have not materially impacted the Series because, as discussed above, the portfolio holdings of the Acquired Series have historically been very similar to the portfolio holdings of the Surviving Series. The principal risks of the Surviving Series are described below.

As with all mutual funds, there is no guarantee that the Series will achieve its investment objective. You could lose money by investing in the Series.

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	Foreign stock markets decline.

•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses.

Emerging markets risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:

•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•	It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•	There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

•	The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•	The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

•	Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Forward contracts risk — The Series is subject to the following risks due to its ability to invest in forward contracts:

•	Forwards, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a forward contract may not correlate perfectly with the underlying investment.

•	The Series may not be able to receive amounts payable to it under its forward contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

•	The Series’ use of forwards is also subject to the risk that the counterparty to the forward contract will default or otherwise become unable to honor its obligation to the Series.

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

For more information regarding the principal risks of the Series, please see the Prospectuses.

How does the Series’ performance compare?

Performance information for the Acquired Series and the Surviving Series is presented below. The Surviving Series will be the performance and accounting survivor of the Reorganization.

The bar charts and average annual total return tables provide some indication of the risks of investing in the Series. The bar charts show the variability in the performance of the Series by showing changes in the performance of the Series for each of the last ten calendar years. The total return tables show how the average annual total returns for the Series for different periods compare to those of a broad-based securities index. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly performance information of the Series is available at www.manning-napier.com.

Class S Shares of the Surviving Series have not yet commenced operations, and performance shown below for the Surviving Series is that of the Series’ Class I Shares. Because Class S shares of the Series invest in the same portfolio of securities, returns for the Class S shares will be substantially similar to those of the Class I shares. Performance will be different only to the extent that the Class S shares have higher expenses. Performance for the Surviving Series for periods prior to July 10, 2002 reflect the performance of the Exeter Trust Company Group Trust for Employee Benefit Plans: International Equity Collective Investment Trust (the “Collective”) which was managed by the Advisor and reorganized into the Series on that date. The Collective was not open to the public generally, or registered under the Investment Company Act of 1940, as amended (the “1940 Act”), or subject to certain restrictions that are imposed by the 1940 Act. If the Collective had been registered under the 1940 Act, performance may have been adversely affected. Because the fees of the Collective were lower than the Surviving Series’ fees, historical performance would have been lower if the Collective had been subject to the same fees.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

World Opportunities Series– Class S (Acquired Series)

Calendar Years Ended December 31

The year-to-date total return as of June 30, 2018 for the Acquired Series was [X.XX]%.

Best quarter: (quarter ended 09/30/2009): 24.95%

Worst quarter: (quarter ended 12/31/2008): (24.30)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017
	1 Year	5 Years	10 Years	Since Inception[1]
Return Before Taxes	23.33%	4.93%	1.44%	7.63%
Return After Taxes on Distributions	23.22%	4.27%	0.90%	5.37%
Return After Taxes on Distributions and Sale of Series Shares	13.59%	3.89%	1.20%	5.40%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses, or taxes)	27.19%	6.80%	1.84%	5.54%

1Performance numbers for the Series are calculated from September 6, 1996, the Series’ inception date. Performance numbers for the Index are calculated from September 30, 1996.

Overseas Series– Class I (Surviving Series)

Calendar Years Ended December 31

The year-to-date total return as of June 30, 2018 for the Surviving Series was [X.XX]%.

Best quarter: (quarter ended 09/30/2009): 25.72%

Worst quarter: (quarter ended 12/31/2008): (25.38)%

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2017
	1 Year	5 Years	10 Years	Since Inception[1]
Return Before Taxes	23.91%	5.70%	1.75%	8.02%
Return After Taxes on Distributions	23.61%	4.81%	1.13%	N/A
Return After Taxes on Distributions and Sale of Series Shares	14.81%	4.44%	1.37%	N/A
MSCI ACWI ex USA (reflects no deduction for fees, expenses or taxes)	27.19%	6.80%	1.84%	6.22%

1Performance numbers for the Series are calculated from September 23, 1998, the Collective’s inception date. Performance numbers for the Index are calculated from September 30, 1998. Since inception after-tax returns are not presented because prior to its reorganization, the Collective was not required to distribute income to investors annually.

How do the Series’ purchase, redemption and exchange policies compare?

The procedures for purchasing, redeeming and exchanging Class S shares of the Surviving Series are the same as the procedures applicable to the Acquired Series. You may continue to purchase, redeem and exchange shares of the Acquired Series prior to the Reorganization.

For more information on these policies, please see the Prospectuses.

How do the Series’ distribution and shareholder services arrangements compare?

Class S Shares of the Acquired Series are subject to an annual shareholder services fee (the “Shareholder Services Fee”) in an annual amount of up to 0.25% of the class’s average daily net assets in accordance with a shareholder services plan adopted by the Board. The Shareholder Services Fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class S Shares of the Series.

Class S Shares of the Surviving Series are subject to a distribution and/or shareholder services fee (the “12b-1 Fee”) in an annual amount of up to 0.25% of the class’s average daily net assets in accordance with a Distribution and Shareholder Services Plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”). Unlike the Shareholder Services Fee, the 12b-1 Fee may be used to compensate financial intermediaries for providing distribution services to the Series, in addition to compensating financial intermediaries in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class S Shares of the Series. Because the 12b-1 Plan provides a method of paying for distribution services, it has the potential to increase the assets of the Surviving Series and create future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these potentials will be achieved.

The Fund may also enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution services, such as sub-transfer agency, administrative, sub-accounting, and shareholder services in an annual amount of up to 0.15% of the average daily net assets of the Class S Shares of the Surviving Series. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, the 12b-1 Fee.

For more information on the Series’ distribution and shareholder services arrangements, please see “Additional Information about the Surviving Series’ 12b-1 Plan” and the Prospectuses.

How do the Series’ distributors compare?

Manning & Napier Investor Services, Inc. (the “Distributor”) is the distributor and principal underwriter for shares of both the Surviving Series and the Acquired Series. The Distributor is located at 290 Woodcliff Drive, Fairport, NY 14450. The Distributor is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

How do the Series’ other service providers compare?

The Series’ other service providers are the same. The following table identifies the other principal service providers of the Series:

Accounting Services/Administrator	Manning & Napier Advisors, LLC
Transfer Agent	BNY Mellon Investment Servicing (US) Inc.
Custodian	The Bank of New York Mellon
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP

How do the Series’ dividend and distribution policies compare?

Each Series generally pays dividends annually, and makes distributions of its net capital gains, if any, at least annually.

For more information on these policies, please see the Prospectuses.

How do the Series’ fundamental and non-fundamental investment policies compare?

The Series’ fundamental and non-fundamental investment policies are substantially similar. Although the Series’ policies with respect to investments in foreign securities differ as described below, such differences are not expected to materially impact the operations of the Surviving Series.

Fundamental investment policies may not be changed without shareholder approval, while non-fundamental policies may be changed without shareholder approval.

Fundamental Policies

	World Opportunities (Acquired Series)	Overseas Series (Surviving Series)	Impact of Differences
Foreign Debt Securities	The Series may invest up to 35% of its total assets in corporate debt securities of foreign issuers and in obligations issued by foreign governments or their respective agencies and instrumentalities.	None	The Surviving Series is not subject to the Acquired Series’ limitation on investments in foreign debt securities, but the lack of such limitation is not expected to materially impact the operations of the Surviving Series because investments in corporate debt securities of foreign issuers and in obligations issued by foreign governments or their respective agencies and instrumentalities are not part of the principal investment strategies of the Surviving Series.
Foreign Government Securities	The Series will invest no more than 25% of its assets in securities issued by any one foreign government.	None	The Surviving Series is not subject to the Acquired Series’ fundamental policy regarding investments in foreign government securities, but the lack of such fundamental policy is not expected to materially impact the operations of the Surviving Series because (i) investments in foreign government securities are not part of the principal investment strategies of the Surviving Series and (ii) the Surviving Series has adopted the Acquired Series’ fundamental policy as a non-fundamental policy.

Non-Fundamental Policies

	World Opportunities Series (Acquired Series)	Overseas Series (Surviving Series)	Impact of Differences

Foreign Equity Securities	The Series will invest at least 65% of its total assets in common stocks of companies domiciled in at least three different countries.	None	The Surviving Series is not subject to the Acquired Series’ requirements with respect to investments in foreign equity securities, but the lack of such requirements is not expected to materially impact the operations of the Surviving Series because, under normal conditions, the Series expects to invest at least 65% of its total assets in common stocks of companies domiciled in at least three different countries.
Foreign Government Securities	None	The Series will invest no more than 25% of its assets in securities issued by any one foreign government.	See above discussion regarding impact of differences between the fundamental foreign government securities policies.

For more information on the Series’ fundamental and non-fundamental investment policies, please see the SAIs.

How do the rights of the Series’ shareholders compare?

The rights of the shareholders of the Acquired Series and the rights of the shareholders of the Surviving Series are the same.

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

The Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Plan of Reorganization. Significant provisions of the Plan of Reorganization are summarized below; however, this summary is qualified in its entirety by reference to the Plan of Reorganization, a form of which is attached to this Proxy Statement/Prospectus as Appendix B.

The Plan of Reorganization provides for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Acquired Series by the Surviving Series in exchange for Class S Shares of the Surviving Series; (b) the distribution of such shares to the shareholders of the Acquired Series; and (c) the liquidation and termination of the Acquired Series.

Each shareholder of Class S Shares of the Acquired Series will hold, immediately after the closing of the Reorganization, Class S Shares of the Surviving Series having an aggregate value equal to the aggregate value of the shares of the Acquired Series held by that shareholder immediately prior to the Reorganization.

The obligations of the Series under the Plan of Reorganization are subject to various conditions, including approval of the shareholders of the Acquired Series and each Series’ receipt of an opinion from the law firm of Morgan, Lewis & Bockius LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Plan of Reorganization also requires that each of the Series take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan of Reorganization. The Plan of Reorganization may be terminated by mutual agreement of the Acquired Series and the Surviving Series or by one party on certain grounds.

Expenses of the Reorganization

All expenses of the Reorganization will be paid by MNA.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, pursuant to this treatment, neither the Acquired Series nor its shareholders, nor the Surviving Series nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Plan of Reorganization.

As a condition to each Series’ obligation to consummate the Reorganization, the Series will receive a favorable tax opinion from Morgan, Lewis & Bockius LLP, counsel to the Surviving Series (which opinion will be subject to certain qualifications), satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes:

(i)      the Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Series and the Surviving Series will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)      no gain or loss will be recognized by the Acquired Series upon the transfer of all of its assets to, and the assumption of all of its liabilities by, the Surviving Series solely in exchange for Surviving Series Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code;

(iii)      no gain or loss will be recognized by the Acquired Series upon the distribution of Surviving Series Shares to shareholders of the Acquired Series (in pursuance of the Plan of Reorganization) pursuant to Section 361(c)(1) of the Code;

(iv)      no gain or loss will be recognized by the Surviving Series upon the receipt of all of the assets of the Acquired Series solely in exchange for Surviving Series Shares and the assumption by the Surviving Series of the liabilities of the Acquired Series pursuant to Section 1032(a) of the Code;

(v)      the tax basis of the assets of the Acquired Series received by the Surviving Series will be the same as the tax basis of such assets to the Acquired Series immediately prior to the exchange, pursuant to Section 362(b) of the Code, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Series upon the exchange;

(vi)      the holding period of the assets of the Acquired Series received by the Surviving Series will include the period during which such assets were held by the Acquired Series pursuant to Section 1223(2) of the Code other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the Surviving Series have the effect of reducing or eliminating the holding period with respect to an asset;

(vii)      no gain or loss will be recognized by the shareholders of the Acquired Series upon the exchange of their Acquired Series Shares for Surviving Series Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code;

(viii)      the aggregate tax basis of Surviving Series Shares received by each shareholder of the Acquired Series (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Series Shares exchanged immediately prior to the Reorganization pursuant to Section 358(a)(1) of the Code;

(ix)      the holding period of the Surviving Series Shares received by the shareholders of the Acquired Series (including fractional shares to which they may be entitled) will include the holding period of the Acquired Series Shares surrendered in exchange therefor, provided that the Acquired Series Shares were held as a capital asset as of the Closing Date of the Reorganization pursuant to Section 1223(l) of the Code; and

(x)      the Surviving Series will succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations), the items of the Acquired Series described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

No opinion will be expressed as to the effect of the Reorganization on the Acquired Series, the Surviving Series or any shareholder of the Acquired Series with respect to any asset as to which unrealized gains and losses are required to be recognized for federal income tax purposes under a mark-to-market system of accounting.

The Surviving Series will file the tax opinion with the SEC shortly after completion of the Reorganization. The opinion will be based on certain factual certifications made by officers of the Acquired Series and the Surviving Series and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service will agree with the opinion. If the Reorganization were consummated but did not qualify as a tax-free reorganization, the Acquired Series shareholders would recognize a taxable gain or loss equal to the difference between their tax basis in their Acquired Series Shares and the fair market value of the Surviving Series Shares received.

The tax attributes, including capital loss carryforwards (if any), of the Acquired Series will move to the Surviving Series in the Reorganization. On October 31, 2017, the Surviving Series had net short-term capital loss carryforwards of $8,167,191 and net long-term capital loss carryforwards of $103,994,808. On December 31, 2017, the Acquired Series had net short-term capital loss carryforwards of $71,531,810 and net long-term capital loss carryforwards of $407,506,868. Utilization of capital loss carryforwards of the Acquired Series will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the Acquired Series may expire without being utilized. Additionally, for five years beginning after the Closing Date, neither Series will be allowed to offset certain pre-Reorganization built-in gains attributable to the one Series (if any) with capital loss carryforwards attributable to the other Series.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization in light of their individual circumstances, and as to the applicability and effect of state, local, non-U.S., and other tax laws.

Capitalization

The following table shows the capitalization of the Class S Shares of the Acquired Series as of April 30, 2018 and of the Class S Shares of the Surviving Series on a pro forma combined basis (unaudited) as of April 30, 2018, giving effect to the Reorganization. The following is an example of the number of

Surviving Series Shares that would be exchanged for Acquired Series Shares if the Reorganization was consummated on April 30, 2018, and does not reflect the number of shares or value of shares that would actually be received if the Reorganization occurred on the Closing Date.

The capitalizations of the Acquired Series Shares and the Surviving Series Shares are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

	World Opportunities Series (Acquired Series) - Class S	Overseas Series (Surviving Series) - Class S1	Pro Forma Adjustments[2]	Pro Forma Combined
Net Assets	$676,093,230	--	--	$676,093,230
Shares Outstanding	81,592,817	--	--	81,592,817
Net Asset Value Per Share	$8.29	--	--	$8.29

1    Class S Shares of the Surviving Series have not yet commenced operations.

2    MNA will bear all of the Reorganization expenses. Accordingly, no adjustments have been made for any expenses expected to be incurred in connection with the Reorganization.

What is the Board’s recommendation?

At a meeting held on November 16, 2017, after consideration of such factors and information it considered relevant (see below), the Board, including a majority of the Directors who are not “interested persons,” as defined by the 1940 Act (the “Independent Directors”), approved the Plan of Reorganization and voted to recommend to shareholders that they approve the Plan of Reorganization. The Board is therefore recommending that Acquired Series shareholders vote FOR the Plan of Reorganization.

What factors did the Board consider?

On November 16, 2017, the Board met with representatives of MNA to discuss the Reorganization. MNA advised the Board that the Reorganization is being proposed because the larger combined fund is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base.

MNA represented that the advisory fee rate for the Surviving Series will be lower than that of the Acquired Series, the Surviving Series’ total annual fund operating expenses (before fee reductions and/or expense reimbursements) are expected to be lower than those of the Acquired Series, based on current asset levels, and the Surviving Series’ total annual fund operating expenses (after fee reductions and/or expense reimbursements) will be 0.05% lower than those of the Acquired Series because the contractual expense cap of the Surviving Series is 0.05% lower than that of the Acquired Series. MNA advised the Board that the fees and expenses of the Class S Shares of the Series differ, however, in that Class S Shares of the Acquired Series are subject to a 0.25% Shareholder Services Fee and Class S Shares of the Surviving Series are subject to a 0.25% 12b-1 Fee.

MNA advised the Board that the Reorganization is intended to be a tax-free reorganization under the Code for the Acquired Series, its shareholders and the Surviving Series.

MNA also represented that the investment objectives, investment policies, principal investment strategies and principal risks of the Surviving Series are substantially similar to those of the Acquired Series. In addition, MNA represented that the portfolio holdings of the Acquired Series have historically been very similar to those of the Surviving Series, and currently differ only with respect to position sizes.

Finally, MNA represented that the expenses of the Reorganization would be paid by MNA.

In light of the above information, representations and considerations, in considering the proposed Reorganization, the Board took into account a number of factors, including, but not limited to:

1.	The Series have substantially similar investment objectives, investment policies, principal investment strategies and principal risks. In addition, the portfolio holdings of the Series have historically been very similar, and currently differ only with respect to position sizes.

2.	The Series’ portfolio management teams are the same. Ebrahim Busheri, Jeffrey W. Donlon, and Marc Tommasi are jointly and primarily responsible for the day-to-day management of both the Acquired Series and the Surviving Series, and the portfolio managers are expected to continue to manage the Surviving Series following the Reorganization.

3.	The advisory fee rate for the Surviving Series will be lower than that of the Acquired Series and, based on current asset levels, the total annual fund operating expenses (before fee reductions and/or expense reimbursements) of the Surviving Series are expected to be lower than those of the Acquired Series. In addition, the Surviving Series’ total annual fund operating expenses (after fee reductions and/or expense reimbursements) will be 0.05% lower than those of the Acquired Series because the contractual expense cap of the Surviving Series is 0.05% lower than that of the Acquired Series.

4.	The fee payable pursuant to the Surviving Series’ 12b-1 Plan is the same as the fee payable pursuant to the Acquired Series’ shareholder services plan and, because the 12b-1 Plan provides a method of paying for distribution services, the 12b-1 Plan has the potential to increase the assets of the Surviving Series and create future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these potentials will be achieved.

5.	The Reorganization will combine two smaller funds into a larger combined fund, which is expected to have a more diversified shareholder base, and greater potential for future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base. There can be no guarantee, however, that these expected results will be achieved.

6.	Similar to the Board’s current review process for the Acquired Series’ shareholder services plan, the Board will review, at least quarterly, a written report of amounts expended pursuant to the Surviving Series’ 12b-1 Plan and the purposes for which such expenditures were made, and, in its annual review of the 12b-1 Plan, the Board will consider the continued appropriateness of the 12b-1 Plan, including the level of payments provided for therein.

7.	The Reorganization is expected to qualify as a “reorganization” within the meaning of Section 368(a) of the Code, and, therefore, shareholders generally will not recognize gain or loss for federal income tax purposes on the exchange of Acquired Series Shares for Surviving Series Shares.

8.	Shareholders who do not wish to become shareholders of the Surviving Series may redeem their shares from the Acquired Series at any time before the Reorganization.

9.	MNA will pay all of the expenses of the Reorganization.

After evaluating all of the information and factors above, as well as other information and factors deemed relevant by the Board, when considering the totality of the information presented, the Board, including a majority of its Independent Directors, determined that the Reorganization would be in the best interests of the Acquired Series and its shareholders, and that the interests of the shareholders of the Acquired Series would not be diluted as a result of the Reorganization.

The Board, including a majority of its Independent Directors, also determined that the Reorganization would be in the best interests of the Surviving Series and its shareholders, and that the interests of the shareholders of the Surviving Series would not be diluted as a result of the Reorganization.

What is the required vote?

Approval of the Plan of Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the Special Meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.

What happens if shareholders do not approve the Reorganization?

If shareholders do not approve the Reorganization, the Board will determine what additional action, if any, should be taken.

ADDITIONAL INFORMATION ABOUT THE SURVIVING SERIES’ 12B-1 PLAN

The discussion of the Surviving Series’ 12b-1 Plan below is a summary of the 12b-1 Plan, which is attached to this Proxy Statement/Prospectus as Appendix C. Set forth below is a summary of all material terms of the 12b-1 Plan. Although the summary below is qualified in its entirety by reference to the 12b-1 Plan, shareholders should still read the summary below carefully.

Payments

Pursuant to the 12b-1 Plan, Class S Shares of the Surviving Series are subject to an annual distribution and/or shareholder services fee of up to 0.25% of the class’s average daily net assets. The 12b-1 Plan provides a method of paying for distribution, shareholder and/or administrative services provided by the Distributor, or financial intermediaries and other organizations, including affiliates of the Distributor, that enter into agreements with the Distributor (“Service Organizations”).

Generally, fees paid under the 12b-1 Plan will not be retained by the Distributor, but will instead be re-allowed to Service Organizations. The 12b-1 Plan and class structure of the Fund permit the Fund to allocate an amount of fees to a Service Organization based on the level of distribution and/or shareholder services it agrees to provide. The 12b-1 Plan is of the type known as a “compensation” plan. This means that payments under the 12b-1 Plan are made as described above regardless of the Distributor’s actual cost of providing the services. If the cost of providing the services under the 12b-1 Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by the Distributor.

Services for Which Payments May Be Used

With respect to distribution services, the Distributor may use the fee payable pursuant to the 12b-1 Plan on any activities or expenses primarily intended to result in the sale of Class S Shares of the Surviving Series, including, but not limited to, (i) as compensation for the Distributor’s services in connection with distribution assistance; or (ii) as a source of payments to Service Organizations, such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, and mutual fund supermarkets, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. Expenses and services for which the Distributor or Service Organization may be compensated include, without limitation, expenses (including overhead and telephone expenses) of, and compensation to, employees of the Distributor or Service Organization who engage in or support the distribution of Class S Shares of the Surviving Series, and preparing, printing and distributing sales literature and advertising materials and the printing of prospectuses, statements of additional information, and reports for other than existing shareholders.

With respect to shareholder services, the Distributor may provide, or enter into agreements with Service Organizations to provide, certain shareholder, administrative and non-distribution services for Class S shareholders of the Surviving Series, including, but not limited to: (i) maintaining shareholder accounts; (ii) responding to shareholder inquiries relating to the services performed by the Distributor and/or Service Organization; (iii) responding to inquiries from shareholders concerning their investment in the Surviving Series; (iv) assisting shareholders in changing dividend options, account designations and addresses; (v) providing information periodically to shareholders showing their position in the Surviving Series; (vi) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (viii) arranging for bank wires; (ix) providing sub-accounting services; (x) processing dividend payments from the Fund on behalf of shareholders; (xi) preparing tax reports; and (xii) providing such other similar non-distribution services as the Fund or the Distributor may reasonably request to the extent that the Service Organization is permitted to do so under applicable laws or regulations.

Duration, Termination and Board Reporting

The 12b-1 Plan will continue in effect for the Class S Shares of the Surviving Series for so long as its continuance is specifically approved at least annually by votes of the majority of both (i) the Directors of the Fund and (ii) the Independent Directors, cast in person at a meeting called for the purpose of voting on the 12b-1 Plan. The 12b-1 Plan may be terminated with respect to the Class S Shares of the Surviving Series at any time without penalty by a vote of a majority of the outstanding Class S Shares of the Surviving Series or a majority of the Independent Directors.

Amendments and Board Reporting

The 12b-1 Plan may not be amended to increase materially the amount of distribution expenses permitted to be paid under the 12b-1 Plan for the Class S Shares of the Surviving Series without the approval of shareholders holding a majority of the outstanding Class S Shares of the Surviving Series. All material amendments to the 12b-1 Plan must be approved by votes of the majority of both (i) the Directors of the Fund and (ii) the Independent Directors. The 12b-1 Plan requires that written reports of amounts spent under the 12b-1 Plan and the purposes of such expenditures be furnished to and reviewed by the Board on a quarterly basis.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of Acquired Series shareholders.

How is my proxy being solicited and what is the anticipated cost of the solicitation?

The Acquired Series has retained AST Fund Solutions, LLC (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of approximately $69,400. Pursuant to this arrangement, the Solicitor has agreed to manage the proxy mailing and solicitation process, and to contact shareholders, banks, brokers, and proxy intermediaries to secure votes on the Proposal. MNA will pay the solicitation costs. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Acquired Series believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name and address, and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the Proposal, and ask for the shareholder’s instructions on the Proposal. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor’s representative will record the shareholder’s instructions. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at [toll-free number]. In addition to solicitation by mail, certain officers and representatives of the Acquired Series, officers and employees of MNA or its affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, by e-mail, or in-person.

What happens to my proxy once I submit it?

The Board has named [proxy names] or one or more substitutes designated by [them], as proxies who are authorized to vote Acquired Series Shares as directed by shareholders.

Can I revoke my proxy after I submit it?

You may revoke a proxy at any time prior to its use by submitting a written notice of revocation (addressed to the Fund, 290 Woodcliff Drive, Fairport, New York 14450 Attention: Secretary) or a subsequent written, telephonic or electronic vote. In addition, you may attend the Special Meeting in person and vote by ballot at the Special Meeting, thereby canceling any proxy previously given. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Special Meeting.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your executed proxy card but do not vote on the Proposal, your proxies will vote on the Proposal as recommended by the Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter to be acted upon at the Special Meeting other than the Proposal.

ADDITIONAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Quorum and Tabulation

Each shareholder of the Acquired Series is entitled to one vote for each share held, and a proportionate fractional vote for each fractional share held. One-third of the outstanding Acquired Series Shares, present at the Special Meeting in person or by proxy, constitute a quorum for the transaction of business at the Special Meeting.

Adjournments

If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. In the absence of a quorum, the persons named as proxies will vote all shares represented by proxy and entitled to vote in favor of such adjournment. If a quorum is present but insufficient votes have been received to approve the Proposal, the persons named as proxies will vote those proxies that they are entitled to vote FOR the approval of the Reorganization in favor of such an adjournment, and will vote those proxies required to be voted AGAINST the approval of the Reorganization against such an adjournment.

Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment other than announcement at the Special Meeting or any adjournment or postponement thereof.

Broker Non-Votes and Abstentions

For purposes of determining the presence of a quorum, abstentions or broker non-votes will be counted as present; however, they will have the effect of a vote AGAINST the approval of the Reorganization, because an absolute percentage of affirmative votes is required to approve the Reorganization.

As used above, “broker non-votes” relate to shares that are held of record by a broker-dealer for a beneficial owner who has not given instructions to such broker-dealer. Pursuant to certain rules promulgated by the New York Stock Exchange LLC that govern the voting by such broker-dealers, a broker-dealer holding shares of record for a beneficial owner may not exercise discretionary voting power with respect to certain non-routine matters, such as the proposal to approve the Reorganization.

The Acquired Series may request that selected brokers or nominees, in their discretion, submit broker non-votes if doing so is necessary to obtain a quorum.

Abstentions and broker non-votes will not be counted FOR or AGAINST any proposal to adjourn.

How many shares are outstanding?

As of the Record Date, the following shares of beneficial interest of the Acquired Series were outstanding and entitled to vote:

Class	Shares Outstanding
Class S	xx

Appendix D hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding Acquired Series Shares. Persons who beneficially own more than 25% of the Acquired Series’ outstanding shares may be deemed to control the Series within the meaning of the 1940 Act. Shareholders controlling the Series may have a significant impact on any shareholder vote of the Series.

As of the Record Date, the directors and officers of the Fund, as a group, owned less than 1% of the outstanding Acquired Series Shares.

Does the Advisor have voting authority for any of the Acquired Series Shares?

Certain separate account clients of the Advisor have delegated proxy voting responsibility to the Advisor pursuant to the terms of their investment advisory agreements with the Advisor. Accordingly, the Advisor has the authority to vote on behalf of these separate account clients the shares held by these clients in the Acquired Series.

The Advisor will vote any shares of the Fund over which it has voting authority consistent with its proxy voting policies and procedures. Pursuant to the Advisor’s proxy voting procedures, with respect to proxies solicited by the Acquired Series held by separate account clients for which the Advisor has proxy voting responsibility, the Advisor’s Proxy Policy Committee (the “Proxy Committee”) will determine if any material conflicts of interest arise with respect to the Advisor voting the proxy, and, if it determines that no such conflicts arise, the proxy is voted in accordance with the determination of the Proxy Committee.

The Proxy Committee determined, after reviewing all relevant information, that there are no material conflicts of interest that arise with respect to the Advisor voting on the Proposal, and that the proxies with respect to shares held by separate account clients for which the Advisor has proxy voting responsibility should be voted for the approval of the Proposal. In reaching its conclusions, the Proxy Committee considered a number of factors, including (i) the fact that the Board unanimously concluded that the Reorganization would be in the best interests of each Series and its shareholders, and that the interests of the shareholders of each Series would not be diluted as a result of the Reorganization, (ii) the facts that the advisory fee rate for the Surviving Series will be lower than that of the Acquired Series, the Surviving Series’ total annual fund operating expenses (before fee reductions and/or expense reimbursements) are expected to be lower than those of the Acquired Series, based on current asset levels, and the Surviving Series’ total annual fund operating expenses (after fee reductions and/or expense reimbursements) will be 0.05% lower than those of the Acquired Series because the contractual expense cap of the Surviving Series is 0.05% lower than that of the Acquired Series, and (iii) the fact that MNA will pay all of the expenses of the Reorganization. The Proxy Committee noted, however, that any growth in the Series’ assets would benefit the Advisor through increased management and administration fees.

As of the Record Date, the Advisor is believed to possess voting authority for [xx]% of the outstanding Acquired Series Shares.

Do dissenting shareholders have rights of appraisal?

If the Reorganization is approved at the Special Meeting, Acquired Series shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Acquired Series, however, have the right to redeem their shares at net asset value until the Closing Date. After the Reorganization, Acquired Series shareholders will hold shares of the Surviving Series, which may also be redeemed at net asset value.

Can shareholders submit proposals for a future shareholder meeting?

The Fund does not hold regular shareholder meetings. Shareholders wishing to submit proposals for inclusion in a proxy statement for a future shareholder meeting should send their written proposals to the Secretary of the Fund at the following address: 290 Woodcliff Drive, Fairport, New York 14450. Proposals must be received at a reasonable time prior to the date of a shareholder meeting to be considered for inclusion in the materials for the meeting; however, timely submission of a proposal does not necessarily mean that such proposal will be included in the associated proxy statement.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your proxy card.

By order of the Board of Directors,

Michele T. Mosca
President
[date]

APPENDIX A: SURVIVING SERIES FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Surviving Series’ financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned, or lost, on an investment in the Surviving Series (assuming reinvestment of all dividends and distributions). The information for periods ended on or before October 31, 2017 has been audited by PricewaterhouseCoopers LLC, whose report, along with the Surviving Series’ financial statements, is included in the Surviving Series Annual Report, which is available upon request. The information for the six months ended April 30, 2018 has been derived from the Surviving Series’ unaudited financial statements, which are included in the Surviving Series Semi-Annual Report, which is available upon request. Because Class S Shares of the Surviving Series have not yet commenced operations, the financial highlights shown below for the Surviving Series are those of the Series’ Class I Shares.

	FOR THE SIX MONTHS ENDED 4/30/18 (UNAUDITED)		FOR THE YEAR ENDED
			10/31/17	10/31/16	10/31/15	10/31/14	10/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$24.73		$20.88	$21.34	$24.31	$27.39	$22.47

Income (loss) from investment operations:
Net investment income[1]	0.23		0.26	0.32	0.32	0.36	0.41
Net realized and unrealized gain (loss) on investments	0.36		3.94	(0.41)	(1.14)	(1.98)	4.88

Total from investment operations	0.59		4.20	(0.09)	(0.82)	(1.62)	5.29

Less distributions to shareholders:
From net investment income	(0.45)		(0.35)	(0.37)	(0.36)	(0.37)	(0.37)
From net realized gain on investments	—		—	—	(1.79)	(1.09)	—

Total distributions to shareholders	(0.45)		(0.35)	(0.37)	(2.15)	(1.46)	(0.37)

Net asset value - End of period	$24.87		$24.73	$20.88	$21.34	$24.31	$27.39

Net assets - End of period (000’s omitted)	$433,028		$755,482	$933,605	$1,725,278	$2,652,308	$2,661,662

Total return[2]	2.39%		20.49% [3]	(0.35% )	(3.02% )	(6.13% )	23.87%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.75%	[4]	0.75%	0.75%	0.74%	0.74%	0.75%
Net investment income	1.86%	[4]	1.16%	1.54%	1.41%	1.37%	1.65%
Portfolio turnover	21%		44%	37%	59%	39%	43%

*Effective March 1, 2017, Class A shares of the Surviving Series have been redesignated as Class I shares.

**For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Surviving Series’ expenses. If these expenses had been incurred by the Surviving Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.02%	[4]	0.02%	N/A	N/A	N/A	N/A

1 Calculated based on average shares outstanding during the periods.

2 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Includes litigation proceeds. Excluding this amount, the Surviving Series’ total return is 20.10%.

4 Annualized.

APPENDIX B: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this      day of                     , 2018, by and between Manning & Napier Fund, Inc., a Maryland corporation (the “Fund”), on behalf of the World Opportunities Series (the “Acquired Series”), and the Fund, on behalf of the Overseas Series (the “Surviving Series,” and, together with the Acquired Series, the “Series”). Manning & Napier Advisors, LLC (“MNA”) joins this Agreement solely for purposes of Sections 13(b) and 17(b). Except for the Acquired Series and the Surviving Series, no other series of the Fund are parties to this Agreement. The Fund has its principal place of business at 290 Woodcliff Drive, Fairport, New York, 14450.

WHEREAS, the Fund was incorporated under the laws of the State of Maryland on July 26, 1984 under Articles of Incorporation, as amended or supplemented from time to time, and the Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Acquired Series and the Surviving Series are each a separate investment series of the Fund and the Acquired Series owns securities that generally are assets of the character in which the Surviving Series is permitted to invest;

WHEREAS, each of the Acquired Series and the Surviving Series is authorized to issue shares of beneficial interest;

WHEREAS, the Series intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and

WHEREAS, the Directors of the Fund, including a majority of Directors who are not “interested persons,” as such term is defined in Section 2(a)(19) of the 1940 Act, of the Fund have determined that the transactions contemplated herein are in the best interests of the Series and that the interests of the Series’ respective existing shareholders will not be diluted as a result.

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of the Acquired Series to the Surviving Series, and the assumption of all of the liabilities of the Acquired Series by the Surviving Series, solely in exchange for Class S shares of beneficial interest of the Surviving Series (“Surviving Series Shares”) followed by the distribution, at the Closing Date (as defined in Section 12 of this Agreement), of such Surviving Series Shares to the holders of Class S shares of beneficial interest of the Acquired Series (“Acquired Series Shares”) on the terms and conditions hereinafter set forth in liquidation of the Acquired Series (the “Reorganization”). The parties hereto hereby covenant and agree as follows:

1.    Plan of Reorganization. At the Closing Date, the Acquired Series shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as of the Valuation Time (as defined in Section 4 of this Agreement), to the Surviving Series, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Series shall acquire all assets, and shall assume all liabilities of the Acquired Series, and the Surviving Series shall deliver to the Acquired Series a number of Surviving Series Shares (both full and fractional) equivalent in value to the Acquired Series Shares outstanding immediately prior to the Closing Date. Shareholders of record of the Acquired Series Shares at the Closing Date shall be credited with full and fractional Surviving Series Shares. The assets and liabilities of the Acquired Series shall be exclusively assigned to and assumed by the Surviving Series. All debts, liabilities, obligations and duties of the Acquired Series, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Series and may be enforced against the Surviving Series to the same extent as if the same had been incurred by the Surviving Series.

2.    Transfer of Assets.

(a) The assets of the Acquired Series to be acquired by the Surviving Series and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (the “Statement of Assets and Liabilities”), as well as any claims or rights of action (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, claims against Tesco PLC and any other interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries) or rights to register shares under applicable securities laws, any books or records of the Acquired Series and other property owned by the Acquired Series at the Closing Date.

(b) The Surviving Series will, within a reasonable time prior to the Closing Date, furnish the Acquired Series with a list of the securities, if any, on the Acquired Series’ list referred to in the second sentence of this paragraph that do not conform to the Surviving Series’ investment objectives, policies, and restrictions. The Acquired Series will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Series with a list of its portfolio securities and other investments. In the event that the Acquired Series holds any investments that the Surviving Series may not hold, the Acquired Series, if requested by the Surviving Series, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Acquired Series and the Surviving Series portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Series with respect to such investments, the Acquired Series, if requested by the Surviving Series, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Acquired Series to dispose of any investments or securities if, in the reasonable judgment of the Acquired Series, such disposition would either violate the Acquired Series’ fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization (including the customary representations to be made by the Acquired Series with respect to the opinion described below).

(c) The Acquired Series shall direct The Bank of New York Mellon, as custodian for the Acquired Series (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Series at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Series’ portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Series as of the Closing Date for the account of the Surviving Series duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Series’ assets are deposited, the Acquired Series’ assets deposited with such depositories. The cash to be transferred by the Acquired Series shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d) The Acquired Series shall direct BNY Mellon Investment Servicing (US) Inc., in its capacity as the Acquired Series’ transfer agent (the “Transfer Agent”), to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Series Shares and the number and percentage ownership of outstanding shares owned by each shareholder immediately prior to the Closing Date. The Surviving Series shall issue and deliver a confirmation evidencing the Surviving Series Shares to be credited at the Closing Date to the Secretary of the Acquired Series, or provide evidence that the Surviving Series Shares have been credited to the Acquired Series’ account on the books of the Surviving Series. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.    Valuation of Assets. The value of the assets of the Acquired Series shall be the value of such assets computed as of the time at which the Acquired Series’ net asset value is calculated at the Valuation Time. The net asset value of the assets of the Acquired Series to be transferred to the Surviving Series shall be computed by the Surviving Series. In determining the value of the securities transferred by the Acquired Series to the Surviving Series, each security shall be priced in accordance with the pricing policies and procedures adopted by the Board of Directors of the Fund as described in the then current prospectus and statement of additional information of the Series under the Securities Act of 1933 (the “1933 Act”). For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Surviving Series. The Acquired Series and the Surviving Series agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

4.    Valuation Time. The valuation time shall be 4:00 p.m., Eastern Time, on [XX], 2018 or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each Series (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Fund, accurate appraisal of the value of the net assets of the Acquired Series is impracticable, the Valuation Time shall be postponed until the second business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Series is practicable.

5.    Liquidation of the Acquired Series and Cancellation of Shares. At the Closing Date, the Acquired Series will liquidate and the Surviving Series Shares (both full and fractional) received by the Acquired Series will be distributed to the shareholders of record of the Acquired Series as of the Closing Date in exchange for their Acquired Series Shares and in complete liquidation of the Acquired Series. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Series in the name of each shareholder of the Acquired Series that represents the respective number of Surviving Series Shares due such shareholder. All of the issued and outstanding shares of the Acquired Series shall be cancelled on the books of the Fund at the Closing Date and shall thereafter represent only the right to receive Surviving Series Shares. The Acquired Series’ transfer books shall be closed permanently. The Fund also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Series.

6.    Representations and Warranties of the Surviving Series. The Surviving Series represents and warrants to the Acquired Series as follows:

(a)  The Surviving Series has been duly established as a separate investment series of the Fund, which is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland.

(b)  The Fund is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Surviving Series under the 1933 Act, is in full force and effect.

(c)  The shares of the Surviving Series have been duly established and represent a fractional undivided interest in the Surviving Series. The issued and outstanding shares of the Surviving Series are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Fund any shares of any class or equity interests of the Surviving Series or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Series. The Surviving Series Shares to be issued and delivered to the Acquired Series, for the account of the Acquired Series’ shareholders, pursuant to the terms of this Agreement will, at the Closing

Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Series Shares, and will be fully paid and non-assessable.

(d)  The execution, delivery and performance of this Agreement by the Fund, on behalf of the Surviving Series, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fund’s Board of Directors and no other proceedings by the Surviving Series are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Fund, on behalf of the Surviving Series, and subject to the due authorization, execution and delivery by the other parties, is a legal, valid and binding obligation of the Fund, as it relates to the Surviving Series, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles. The Surviving Series is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e)  The audited financial statements of the Surviving Series for the fiscal year ended October 31, 2017, as well as the unaudited, semi-annual financial statements for the semi-annual period ended April 30, 2018, were prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Series) fairly reflect the financial condition of the Surviving Series as of such date, and there are no known contingent liabilities of the Surviving Series as of such date not disclosed therein.

(f)  Since April 30, 2018, there has not been any material adverse change in the Surviving Series’ financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Series. For purposes of this paragraph (f), a decline in the net asset value of the Surviving Series shall not constitute a material adverse change.

(g)  The current prospectus and statement of additional information of the Surviving Series conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h)  Except as otherwise disclosed in writing and accepted by the Acquired Series, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Series or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Series to carry out the transactions contemplated by this Agreement. The Surviving Series knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i)  Except for contracts and agreements disclosed to the Acquired Series, under which no default exists, the Surviving Series is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Series.

(j)  As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Surviving Series required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Series’ knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(k)      For each taxable year of its operation, the Surviving Series has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Surviving Series currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(l)      The Surviving Series agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m)      The proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Surviving Series’ registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Series, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Series, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Series makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Series and furnished by the Acquired Series to the Surviving Series specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

7.    Representations and Warranties of the Acquired Series. The Acquired Series represents and warrants to the Surviving Series as follows:

(a)  The Acquired Series has been duly established as a separate investment series of the Fund, which is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland.

(b)  The Fund is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of the issued and outstanding shares of the Acquired Series under the 1933 Act, is in full force and effect.

(c)  Shares of the Acquired Series have been duly established and represent a fractional undivided interest in the Acquired Series. The issued and outstanding shares of the Acquired Series are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Series will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Fund any shares of any class or equity interests of the Acquired Series or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Series.

(d)  The audited financial statements of the Acquired Series for the fiscal year ended December 31, 2017, as well as the unaudited, semi-annual financial statements for the semi-annual period ended June

30, 2018, were prepared in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Series) fairly reflect the financial condition of the Acquired Series as of such date, and there are no known contingent liabilities of the Acquired Series as of such date not disclosed therein.

(e)  Since June 30, 2018, there has not been any material adverse change in the Acquired Series’ financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Series. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Series shall not constitute a material adverse change.

(f)  The Acquired Series will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Series pursuant to Section 1. Upon delivery and payment for such assets, the Surviving Series will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Series and accepted by the Surviving Series.

(g)  The execution, delivery and performance of this Agreement by the Fund, on behalf of the Acquired Series, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fund’s Board of Directors and no other proceedings by the Acquired Series are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Fund, on behalf of the Acquired Series, and subject to the approval of the shareholders of the Acquired Series and the due authorization, execution and delivery by the other parties, is a legal, valid and binding obligation of the Fund, as it relates to the Acquired Series, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles. The Acquired Series is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(h)  The current prospectus and statement of additional information of the Acquired Series conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i)  Except as otherwise disclosed in writing and accepted by the Surviving Series, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Series or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Series to carry out the transactions contemplated by this Agreement. The Acquired Series knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j)  Except for contracts and agreements disclosed to the Surviving Series, under which no default exists, the Acquired Series is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Series.

(k)  As of the Closing Date, all federal and other tax returns, information returns and other tax-related reports of the Acquired Series required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Series’ knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(l)    For each taxable year of its operation, the Acquired Series has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code. The Acquired Series currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

(m)    The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Series, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Series, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Series makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Series and furnished by the Surviving Series to the Acquired Series specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

8.    Covenants of the Surviving Series and the Acquired Series.

(a)      The Surviving Series and the Acquired Series each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b)      The Acquired Series will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby (the “Shareholders’ Meeting”).

(c)      The Acquired Series will assist the Surviving Series in obtaining such information as the Surviving Series reasonably requests concerning the beneficial ownership of the Acquired Series Shares.

(d)      Subject to the provisions of this Agreement, the Surviving Series and the Acquired Series will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(e)      As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Series shall furnish the Surviving Series, in such form as is reasonably satisfactory to the Surviving Series, a statement of the earnings and profits of the Acquired Series for federal income tax purposes that will be carried over by the Surviving Series as a result of Section 381 of the Code, and certified by the Acquired Series’ President, Vice President or Chief Financial Officer.

(f)     On or before the Closing Date, the Acquired Series shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Series’ investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the

Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

(g)    The Acquired Series agrees that the acquisition of all assets and assumption of all liabilities of the Acquired Series by the Surviving Series includes any right of action against Tesco PLC or any other party, such right to survive for the statute of limitation of any such claim. For the avoidance of all doubt, the Acquired Series hereby assigns to the Surviving Series all rights, causes of action, and other claims against Tesco PLC and any other party relating to the Acquired Series, whether known or unknown, contingent or non-contingent, inchoate or choate, or otherwise.

9.    Conditions Precedent to Obligations of the Surviving Series. The obligations of the Surviving Series to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Series of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)    All representations and warranties of the Acquired Series contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Surviving Series shall have received a certificate from the President or Vice President of the Acquired Series, dated as of such date, certifying on behalf of the Acquired Series that as of such date that the conditions set forth in this clause (a) have been met.

(b)  The Surviving Series shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Series, covering the following points:

(i)  The Acquired Series is a separate investment series of the Fund, which is duly organized and validly existing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)  The Fund is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii)  This Agreement has been duly authorized, executed and delivered by the Acquired Series and, subject to the approval of the shareholders of the Acquired Series and the due authorization, execution, and delivery of this Agreement by the other parties, is a valid and binding obligation of the Acquired Series enforceable against the Acquired Series in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)  The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Articles of Incorporation or By-Laws of the Acquired Series, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Series is a party or by which any properties belonging to the Acquired Series may be bound.

(v)  To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by the Acquired Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Series or the consummation of the transactions contemplated by this Agreement.

(vi)  To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Series or any of its properties or assets and the Acquired Series is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)  Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Series’ registration statement on Form N-1A, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Series are legally issued and fully paid and non-assessable.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)    The Acquired Series shall have delivered to the Surviving Series at the Closing Date the Acquired Series’ Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Chief Financial Officer of the Acquired Series as to the aggregate asset value of the Acquired Series’ portfolio securities.

(d)    On the Closing Date, the Acquired Series shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Series prior to or at the Closing Date and the Surviving Series shall have received a certificate from the President or Vice President of the Acquired Series, dated as of such date, certifying on behalf of the Acquired Series that the conditions set forth in this clause (d) have been and continue to be, satisfied.

10.    Conditions Precedent to Obligations of the Acquired Series. The obligations of the Acquired Series to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Series of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a)    All representations and warranties of the Surviving Series contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Acquired Series shall have received a certificate from the President or Vice President of the Surviving Series, dated as of such date, certifying on behalf of Surviving Series that as of such date that the conditions set forth in this clause (a) have been met.

(b)    The Acquired Series shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Series, covering the following points:

(i)    The Surviving Series is a separate investment series of the Fund, which is duly organized and validly existing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii)    The Fund is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii)    This Agreement has been duly authorized, executed and delivered by the Surviving Series and, subject to the due authorization, execution, and delivery of this Agreement by the other parties, is a valid and binding obligation of the Surviving Series enforceable against the Surviving Series in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv)    The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Articles of Incorporation or By-Laws of the Surviving Series, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Surviving Series is a party or by which any properties belonging to the Surviving Series may be bound.

(v)  To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by the Surviving Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Surviving Series or the consummation of the transactions contemplated by this Agreement.

(vi)  To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Surviving Series or any of its properties or assets and the Surviving Series is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii)  Assuming that a consideration therefor of not less than the net asset value thereof has been paid, the Surviving Series Shares to be issued and delivered to the Acquired Series on behalf of the Acquired Series shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Surviving Series has any statutory preemptive rights in respect thereof.

(viii)  The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)  On the Closing Date, the Surviving Series shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Series prior to or at the Closing Date and the Acquired Series shall have received a certificate from the President or Vice President of the Surviving Series, dated as of such date, certifying on behalf of the Surviving Series that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

11.  Further Conditions Precedent to Obligations of the Acquired Series and the Surviving Series. If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Series or the Surviving Series, the Surviving Series or the Acquired Series, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)  The Fund’s Board of Directors, on behalf of each of the Acquired Series and the Surviving Series, shall have approved this Agreement.

(b)  This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the Shareholders’ Meeting.

(c)  On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d)  All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Series or the Acquired Series, provided that each Series may for itself waive any of such conditions.

(e)  The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f)  The Series shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Series and the Acquired Series substantially to the effect that with respect to the Acquired Series and the Surviving Series for Federal income tax purposes:

(i)  The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Code, and the Acquired Series and the Surviving Series will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)  No gain or loss will be recognized by the Acquired Series upon the transfer of all of its assets to, and the assumption of all of its liabilities by, the Surviving Series solely in exchange for Surviving Series Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

(iii)  No gain or loss will be recognized by the Acquired Series upon the distribution of Surviving Series Shares to shareholders of the Acquired Series (in pursuance of this Agreement) pursuant to Section 361(c)(1) of the Code.

(iv)  No gain or loss will be recognized by the Surviving Series upon the receipt of all of the assets of the Acquired Series solely in exchange for Surviving Series Shares and the assumption by the Surviving Series of the liabilities of the Acquired Series pursuant to Section 1032(a) of the Code.

(v)  The tax basis of the assets of the Acquired Series received by the Surviving Series will be the same as the tax basis of such assets to the Acquired Series immediately prior to the exchange, pursuant to Section 362(b) of the Code, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Series upon the exchange.

(vi)  The holding period of the assets of the Acquired Series received by the Surviving Series will include the period during which such assets were held by the Acquired Series pursuant to Section 1223(2) of the Code other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the Surviving Series have the effect of reducing or eliminating the holding period with respect to an asset.

(vii)  No gain or loss will be recognized by the shareholders of the Acquired Series upon the exchange of their Acquired Series Shares for Surviving Series Shares (including fractional shares to which they may be entitled) pursuant to Section 354(a) of the Code.

(viii)  The aggregate tax basis of Surviving Series Shares received by each shareholder of the Acquired Series (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Series Shares exchanged immediately prior to the Reorganization pursuant to Section 358(a)(1) of the Code.

(ix)  The holding period of the Surviving Series Shares received by the shareholders of the Acquired Series (including fractional shares to which they may be entitled) will include the holding period of the Acquired Series Shares surrendered in exchange therefor, provided that the Acquired Series Shares were held as a capital asset as of the Closing Date of the Reorganization pursuant to Section 1223(l) of the Code.

(x)  The Surviving Series will succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations), the items of the Acquired Series described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

No opinion will be expressed as to the effect of the Reorganization on the Acquired Series, the Surviving Series or any Acquired Series shareholder with respect to any asset as to which unrealized gains and losses are required to be recognized for U.S. federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Series and Surviving Series will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Surviving Series nor the Acquired Series may waive the conditions set forth in this Section 11(f).

12.  Closing Date of the Reorganization. The exchange of the Acquired Series’ assets for the Surviving Series Shares shall be effective as of opening of business on [XX], 2018 or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

13.  Termination.

(a)  This Agreement may be terminated by the mutual agreement of the Surviving Series and the Acquired Series. In addition, either the Surviving Series or the Acquired Series may at its option terminate this Agreement at or prior to the Closing Date:

(i)   because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii)   because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met; or

(iii)  by resolution of the Fund’s Board of Directors if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of either of the Acquired Series’ or the Surviving Series’ shareholders.

(b)  In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Series, the Surviving Series, the Fund, or their Directors or officers. In such event, MNA shall bear the expenses incurred by the Acquired Series and the Surviving Series incidental to the preparation and carrying out of this Agreement as provided in Section 17.

14.  Amendment. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the parties; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Series Shares to be issued to the Acquired Series shareholders under this Agreement to the detriment of such Acquired Series shareholders.

15.  Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws provisions thereof.

16.  Notices. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Series or Surviving Series: Elizabeth Craig Corporate Secretary Manning & Napier Fund, Inc. 290 Woodcliff Drive Fairport, New York, 14450	MNA: [Name] [Title] Manning & Napier Advisors, LLC 290 Woodcliff Drive Fairport, New York, 14450

17.  Fees and Expenses.

(a)  Each of the Surviving Series and the Acquired Series represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b)  Except as otherwise provided for herein, all expenses that are solely and directly related to the Reorganization contemplated by this Agreement will be borne and paid by MNA. Such expenses include, without limitation, to the extent solely and directly related to the Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Series Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Series Shares to be issued in connection herewith in each state in which the Acquired Series’ shareholders are resident as of the date of the mailing of the Proxy Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) proxy solicitation costs; (vii) expenses of holding the Shareholders’ Meeting (including any adjournments thereof); (viii) accounting fees; and (ix) legal fees. MNA agrees that all such fees and expenses so borne and paid, shall be paid directly by MNA to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Rul. 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Series or the Surviving Series, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” under Section 368(a) of the Code. Acquired Series shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Series nor the Surviving Series will pay the Surviving Series shareholders’ expenses, if any. In the event this Agreement is terminated at or prior to the Closing Date in accordance with Section 13 hereto, MNA will bear the costs incurred by the Acquired Series under this Section 17(b).

18.  Headings, Counterparts, Assignment, Limitation of Liability, Severability, Effect of Electronic Documents.

(a)  The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b)  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c)  This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d)  The Surviving Series and Acquired Series agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

(e)  It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective directors or trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of (i) the Acquired Series or the Surviving Series, as applicable, as provided in the Articles of Incorporation of the Fund and (ii) MNA. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

(f)  Whenever possible, each provision and term of this Agreement shall be interpreted in a manner to be effective and valid, but if any provision or term of this Agreement is held to be prohibited by law or invalid, then such provision or term shall be ineffective only in the jurisdiction or jurisdictions so holding and only to the extent of such prohibition or invalidity, without invalidating or affecting in any manner whatsoever the remainder of such provision or term or the remaining provisions or terms of this Agreement.

(g)  A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer or closing document shall have the same effect as if executed in the original by such officer.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

MANNING & NAPIER FUND, INC., ON BEHALF OF
THE WORLD OPPORTUNITIES SERIES

By:
Name:
Title:

Manning & Napier Fund, Inc., ON BEHALF OF
THE OVERSEAS SERIES

By:
Name:
Title:

SOLELY FOR PURPOSES OF SECTIONS 13(B) AND 17(B), Manning & Napier Advisors, LLC

By:
Name:
Title:

APPENDIX C: SURVIVING SERIES DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

WHEREAS, Manning & Napier Fund, Inc. (the “Company”) is engaged in business as an open-end investment company registered under the Investment Company Act of 1940 (the “1940 Act”), and the Company offers for sale shares of common stock of the Company (“Shares”) that are designated and classified into one or more distinct portfolios of the Company, and Shares of such portfolios may be further divided into one or more classes;

WHEREAS, the Company desires to compensate Manning & Napier Investor Services, Inc., the Company’s principal underwriter (the “Distributor”) and/or Service Organizations (as defined below), for (a) offering Shares of each of the classes of the portfolios of the Company listed on Exhibit A attached hereto (each, a “Class” and, collectively, the “Classes,” and each, a “Fund” and, collectively, the “Funds”); and (b) providing the services described herein to persons (the “Shareholders”) who from time to time beneficially own Shares of such Classes;

WHEREAS, the Board of Directors of the Company has determined that there is a reasonable likelihood that this Amended and Restated Distribution and Shareholder Services Plan (the “Plan”) will benefit the Company and the Shareholders of each of the Classes and Funds;

WHEREAS, pursuant to Rule 12b-1 under the 1940 Act, the Board of Directors of the Company must adopt a plan under which the Distributor will provide the distribution services stated in Section 2; and

WHEREAS, the Board of Directors of the Company wishes to adopt a plan under which the Distributor will provide or cause to be provided to Shareholders some or all of the service activities stated in Section 2.

NOW, THEREFORE, the Board of Directors of the Company hereby adopts the following Plan.

Section 1. The Company has adopted this Plan to enable the Company to directly or indirectly bear expenses primarily intended to result in the sale of Shares of each Class of the Funds, including payments relating to the distribution of the Shares of each Class of the Funds and for the provision of the service activities stated in Section 2 to the Shareholders of each Class of the Funds.

Section 2. With respect to each Class of the Funds, the Company will pay the Distributor a fee up to the amount set forth in Exhibit A for distribution services and service activities. The amount of the fees in Exhibit A shall be calculated and accrued daily and paid monthly or at such other intervals as the Board shall determine, and such fees are based on the percentage of a Fund’s average daily net assets attributable to the relevant Class.

With respect to distribution services, the Distributor may use this fee on any activities or expenses primarily intended to result in the sale of Shares of each Class of the Funds, including, but not limited to, (i) as compensation for the Distributor’s services in connection with distribution assistance; or (ii) as a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor’s affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

With respect to service activities, the Distributor may use payments under this aspect of the Plan to provide or enter into agreements with organizations, including affiliates of the Distributor (referred to herein as “Service Organizations”), who will provide shareholder and/or administrative services or similar non-distribution services. Such services include, but are not limited to: (i) maintaining accounts relating to Shareholders that invest in Shares of the Classes of the Funds; (ii) arranging for bank wires; (iii) responding to Shareholder inquiries relating to the services performed by Distributor and/or Service Organizations; (iv) responding to inquiries from Shareholders concerning their investment in Shares of the

Classes of the Funds; (v) assisting Shareholders in changing distribution options, account designations and addresses; (vi) providing information periodically to Shareholders showing their position in Shares of the Classes of the Funds; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend and capital gain distribution and tax notices to Shareholders; (viii) processing purchase, exchange and redemption requests from Shareholders and placing orders with the Funds or their service providers; (ix) providing sub-accounting with respect to Shares of the Classes of the Funds beneficially owned by Shareholders; (x) processing dividend and capital gain distribution payments from the Funds on behalf of Shareholders; (xi) preparing tax reports; and (xii) providing such other similar non-distribution services as the Funds or the Distributor may reasonably request to the extent that the Service Organization is permitted to do so under applicable laws or regulations. The Distributor may also use this fee for payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor and/or Service Organizations’ affiliates and subsidiaries as compensation for such services.

Section 3. This Plan shall not take effect with respect to any Class of Shares of a Fund until it has been approved (a) together with any related agreements, by votes of the majority of both (i) the Directors of the Company and (ii) the Qualified Directors, cast in person at a Board of Directors meeting called for the purpose of voting on this Plan or such agreement, and, if adopted after the public offering of Shares of such Class, (b) by a vote of at least a majority of the outstanding voting securities of such Class.

Section 4. With respect to each Class of a Fund, this Plan shall continue in effect for a term of one year. Thereafter, this Plan shall continue in effect for each Class of a Fund for so long as its continuance is specifically approved at least annually in the manner provided in Part (a) of Section 3 for the approval of this Plan.

Section 5. With respect to each Class of a Fund, this Plan may be terminated at any time by the vote of a majority of the Qualified Directors or by vote of a majority of the outstanding voting securities of such Class.

Section 6. All agreements with any person relating to implementation of this Plan shall be in writing, and any agreement related to this Plan shall provide (i) that such agreement may be terminated at any time, without payment of any penalty, by the vote of a majority of the Qualified Directors or by the vote of a majority of the outstanding voting securities of the relevant Class(es), on not more than 60 days written notice to any other party to the agreement; and (ii) that such agreement shall terminate automatically in the event of its assignment.

Section 7. With respect to each Class of a Fund, this Plan may not be amended to increase materially the amount of distribution expenses permitted pursuant to Section 2 hereof without the approval of Shareholders holding a majority of the outstanding voting securities of such Class, and all material amendments to this Plan shall be approved in the manner provided in Part (a) of Section 3 for the approval of this Plan.

Section 8. The Distributor shall provide to the Directors of the Company, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made.

Section 9. As used in this Plan, (i) the term “Qualified Director” shall mean those Directors of the Company who are not interested persons of the Company, and have no direct or indirect financial interest in the operation of this Plan or any agreements related to it, and (ii) the terms “assignment,” “interested person” and “majority of the outstanding voting securities” shall have their respective meanings specified in the 1940 Act and the rules and regulations thereunder, subject to such exemptions as may be granted by the Securities and Exchange Commission.

Section 10. While this Plan is in effect, the selection and nomination of those Directors who are not interested persons of the Company shall be committed to the discretion of the Directors then in office who are not interested persons of the Company.

Section 11. The Company shall preserve copies of this Plan (including any amendments thereto) and any related agreements and all reports made pursuant to Section 8 hereof for a period of not less than six years from the date of this Plan, the first two years in an easily accessible place.

Section 12. This Plan shall not obligate the Company or any other party to enter into an agreement with any particular person.

EXHIBIT A

Fee Schedule

Dated June 25, 2018

The current level of fees payable to the Distributor pursuant to Section 2 of the Plan are set forth below.

Funds and Class	Maximum Fees for Distribution Services and Service Activities
Overseas Series – Class S	0.25%

APPENDIX D: OWNERSHIP OF THE ACQUIRED SERIES

The following tables provide information about the persons or entities who were record owners (or to the knowledge of each Series, beneficial owners) of 5% or more of the outstanding Acquired Series Shares as of the Record Date:

[5% owner info to be inserted]

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR PROXY VOTE TODAY!	PROXY CARD

WORLD OPPORTUNITIES SERIES

A SERIES OF MANNING & NAPIER FUND, INC.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON <TBD, 2018>

The undersigned, revoking prior proxies, hereby appoints [proxy names] as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of World Opportunities Series, a series of Manning & Napier Fund, Inc. (the “Fund”) to be held at the offices of the Fund, 290 Woodcliff Drive, Fairport, New York 14450, at 11:00 a.m. Eastern Time, or at any adjournment or postponement thereof, upon the Proposal described in the Notice of Special Meeting and accompanying Proxy Statement/Prospectus, which have been received by the undersigned.

Do you have questions?  If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free 1-800-581-5238. Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

The Fund has hired AST Fund Solutions, LLC (“AST”) to manage the proxy mailing and solicitation process. As the meeting date approaches, you may receive additional mailings or telephone calls from AST if we have not received your vote.

DB1/ 97671119.2

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on <TBD, 2018>. The proxy statement for this meeting is available at:

proxyonline.com/docs/manningandnapier2018.pdf

World Opportunities Series	PROXY CARD

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of the Notice of Special Meeting and accompanying Proxy Statement/Prospectus for the Special Meeting of shareholders. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE) DATE SIGNATURE (IF HELD JOINTLY) DATE

This proxy is solicited on behalf of the Fund’s Board of Directors, and the Proposal has been unanimously approved by the Board of Directors and recommended for approval by shareholders. When properly executed, this proxy will be voted as indicated or “FOR” the proposal if no choice is indicated. The proxy will be voted in accordance with the proxy holders’ best judgment as to any other matters that may arise at the Special Meeting.

THE BOARD OF DIRECTORS OF THE FUND UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example:  🌑

FOR	AGAINST	ABSTAIN

1. To approve the Agreement and Plan of Reorganization between the World Opportunities Series (the “Acquired Series”), a series of Manning & Napier Fund, Inc. (the “Fund”), and the Overseas Series (the “Surviving Series”), a separate series of the Fund, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Acquired Series by the Surviving Series in exchange for Class S Shares of the Surviving Series; (b) the distribution of such shares to the shareholders of the Acquired Series; and (c) the liquidation and termination of the Acquired Series.

°	°	°

THANK YOU FOR VOTING

DB1/ 97671119.2

Manning & Napier Fund, Inc.

Overseas Series

Statement of Additional Information

[Date]

World Opportunities Series (A series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544	Overseas Series (A series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544

This Statement of Additional Information of Overseas Series (the “Surviving Series”), a series of Manning & Napier Fund, Inc. (the “Fund”) is available to the shareholders of World Opportunities Series (the “Acquired Series”), a separate series of the Fund, in connection with a proposed transaction whereby all of the assets and liabilities of the Acquired Series will be transferred to the Surviving Series in exchange for Class S Shares of the Surviving Series (the “Reorganization”). A special meeting of the shareholders of the Acquired Series will be held on [meeting date] so that the shareholders may consider the Reorganization.

The following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, are incorporated by reference into this Statement of Additional Information:

1.	The Statement of Additional Information dated May 1, 2018 for the Acquired Series (the “Acquired Series SAI”).

2.	The audited financial statements and related report of the independent public accounting firm included in the Acquired Series Annual Report to Shareholders for the fiscal year ended December 31, 2017 (the “Acquired Series Annual Report”). No other parts of the Acquired Series Annual Report are incorporated herein by reference.

3.	The Statement of Additional Information dated March 1, 2018 for the Surviving Series (the “Surviving Series SAI”).

4.	Supplement dated March 23, 2018 to the Surviving Series SAI.

5.	The audited financial statements and related report of the independent public accounting firm included in the Surviving Series Annual Report to Shareholders for the fiscal year ended October 31, 2017 (the “Surviving Series Annual Report”). No other parts of the Surviving Series Annual Report are incorporated herein by reference.

6.	The unaudited financial statements included in the Surviving Series Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2018 (the “Surviving Series Semi-Annual Report”). No other parts of the Surviving Series Semi-Annual Report are incorporated herein by reference.

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Proxy Statement/Prospectus dated [date] relating to the Reorganization, which may be obtained, without charge, by calling 1-800-466-3863 or by writing to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450.

1

General Information	3

Additional Information about the Acquired Series and the Surviving Series	3

Financial Statements	3

Pro Forma Financial Information	3

2

General Information

The Board of Directors of the Fund has unanimously approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which contemplates the transfer of all the assets and liabilities of the Acquired Series to the Surviving Series in exchange for Class S Shares of the Surviving Series.

After the transfer of all its assets and liabilities in exchange for Class S Shares of the Surviving Series, the Acquired Series will distribute such shares to its shareholders in liquidation of the Acquired Series. Each shareholder owning shares of the Acquired Series at the closing of the Reorganization will receive Class S Shares of the Surviving Series equal in aggregate value to his or her interest in the Acquired Series, and will receive any unpaid dividends or distributions on shares of the Acquired Series that were declared at or before the closing of the Reorganization. The Surviving Series will establish an account for each former shareholder of the Acquired Series reflecting the appropriate number of shares distributed to the shareholder. These accounts will be substantially identical to the accounts currently maintained by the Acquired Series for each shareholder. In connection with the Reorganization, all outstanding shares of the Acquired Series will be cancelled, and the Acquired Series will wind up its affairs and be terminated. For further information about the Reorganization, see the Prospectus/Proxy Statement.

Additional Information about the Acquired Series and the Surviving Series

The Statements of Additional Information of the Acquired Series and the Surviving Series dated May 1, 2018 and March 1, 2018, respectively, are hereby incorporated herein by reference.

Financial Statements

Historical financial information regarding the Acquired Series and the Surviving Series is incorporated herein by reference as follows:

1.	the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Acquired Series included in the Acquired Series Annual Report are hereby incorporated herein by reference to such Annual Report. No other parts of the Acquired Series Annual Report are incorporated herein by reference;

2.	the Report of the Independent Registered Public Accounting Firm and audited financial statements of the Surviving Series included in the Surviving Series Annual Report are hereby incorporated herein by reference to such Annual Report. No other parts of the Surviving Series Annual Report are incorporated herein by reference; and

3.	the unaudited financial statements of the Surviving Series included in the Surviving Series Semi-Annual Report are hereby incorporated herein by reference to such Semi-Annual Report. No other parts of the Surviving Series Semi-Annual Report are incorporated herein by reference.

Pro Forma Financial Information (Unaudited)

The accompanying unaudited pro forma financial statements are presented to show the effect of the proposed Reorganization.

The unaudited pro forma combined schedule of investments and pro forma condensed combined statement of assets and liabilities reflect financial positions as if the Reorganization occurred on April 30, 2018. The unaudited pro forma combined statement of operations reflects expenses for the twelve months ended April 30, 2018. The pro forma combined financial statements give effect to the acquisition of all of the assets and assumption of all of the liabilities of the Acquired Series by the Surviving Series in

3

exchange for Class S Shares of the Surviving Series, with the Surviving Series being the performance and accounting survivor of the Reorganization.

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. The closing of the Reorganization is contingent upon certain conditions, including approval of the shareholders of the Acquired Series.

These pro forma numbers have been estimated in good faith based upon information regarding the Acquired Series and the Surviving Series. The unaudited pro forma financial information should be read in conjunction with the Series’ financial statements, which are available in the Acquired Series Annual Report, the Surviving Series Annual Report and the Surviving Series Semi-Annual Report.

4

Pro Forma Combined Statement of Investments

World Opportunities Series and Overseas Series

As of April 30, 2018 (unaudited)

		Acquired		Surviving
		World Opportunities Series		Overseas Series		Overseas Series Pro Forma Combined
	% of Net Assets	Shares	Value	Shares	Value	Shares	Value
Common Stock	96.9%

Consumer Discretionary	7.2%
Hotels, Restaurants & Leisure	1.8%
Accor S.A. (France)[1]		217,023	$12,266,534	132,260	$7,475,575	349,283	$19,742,109

Internet & Direct Marketing Retail	0.5%
Despegar.com Corp. (Argentina)*		116,035	3,406,788	72,995	2,143,133	189,030	5,549,921

Media	2.0%
Quebecor, Inc. - Class B (Canada)		349,230	6,511,598	236,758	4,414,492	585,988	10,926,090
Shaw Communications, Inc. - Class B (Canada)		339,900	6,986,223	206,445	4,243,221	546,345	11,229,444

			13,497,821		8,657,713		22,155,534

Specialty Retail	1.0%
Industria de Diseno Textil S.A. (Spain)[1]		219,525	6,804,870	135,165	4,189,866	354,690	10,994,736

Textiles, Apparel & Luxury Goods	1.9%
lululemon athletica, Inc. (United States)*		122,235	12,199,053	93,885	9,369,723	216,120	21,568,776

Total Consumer Discretionary			48,175,066		31,836,010		80,011,076

Consumer Staples	22.6%
Beverages	9.0%
Ambev S.A. - ADR (Brazil)		1,971,791	13,053,256	1,201,175	7,951,778	3,172,966	21,005,034
Anheuser-Busch InBev S.A./N.V. (Belgium)[1]		245,990	24,435,049	152,650	15,163,260	398,640	39,598,309
Diageo plc (United Kingdom)[1]		656,205	23,410,061	430,960	15,374,464	1,087,165	38,784,525

			60,898,366		38,489,502		99,387,868

Food Products	5.4%
Danone S.A. (France)[1]		205,205	16,622,773	128,960	10,446,494	334,165	27,069,267
Nestle S.A. (Switzerland)[1]		268,580	20,806,918	162,765	12,609,420	431,345	33,416,338

			37,429,691		23,055,914		60,485,605

Personal Products	6.3%
Beiersdorf AG (Germany)[1]		109,796	12,422,114	74,245	8,399,940	184,041	20,822,054
Unilever plc - ADR (United Kingdom)		521,975	29,214,941	352,825	19,747,615	874,800	48,962,556

			41,637,055		28,147,555		69,784,610

Tobacco	1.9%
British American Tobacco plc - ADR (United Kingdom)		231,660	12,653,269	150,680	8,230,142	382,340	20,883,411

Total Consumer Staples			152,618,381		97,923,113		250,541,494

Energy	5.2%
Energy Equipment & Services	4.1%
Schlumberger Ltd. (United States)		397,545	27,255,685	262,910	18,025,110	660,455	45,280,795

Oil, Gas & Consumable Fuels	1.1%
Cameco Corp. (Canada)		652,345	6,869,193	474,765	4,999,275	1,127,110	11,868,468

Total Energy			34,124,878		23,024,385		57,149,263

Financials	6.5%
Banks	4.5%
Bankia S.A. (Spain)[1]		2,683,476	11,774,038	1,633,885	7,168,844	4,317,361	18,942,882
CaixaBank S.A. (Spain)[1]		2,499,615	12,155,294	1,559,010	7,581,257	4,058,625	19,736,551
FinecoBank Banca Fineco S.p.A. (Italy)[1]		576,895	6,869,528	339,195	4,039,054	916,090	10,908,582

			30,798,860		18,789,155		49,588,015

Capital Markets	2.0%
Julius Baer Group Ltd. (Switzerland)[1]		231,090	13,714,815	139,550	8,282,065	370,640	21,996,880

Total Financials			44,513,675		27,071,220		71,584,895

Health Care	15.8%
Health Care Equipment & Supplies	4.6%
Medtronic plc (United States)		401,090	32,139,342	242,055	19,395,867	643,145	51,535,209

Health Care Providers & Services	1.2%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]		82,750	8,396,702	53,275	5,405,853	136,025	13,802,555

Life Sciences Tools & Services	3.2%
QIAGEN N.V. (United States)		307,003	10,042,068	188,481	6,165,213	495,484	16,207,281
QIAGEN N.V. (United States)[1]		374,633	12,254,766	227,834	7,452,767	602,467	19,707,533

			22,296,834		13,617,980		35,914,814

Pharmaceuticals	6.8%
Novartis AG - ADR (Switzerland)		336,215	25,784,328	216,095	16,572,326	552,310	42,356,654
Perrigo Co. plc (United States)		260,525	20,357,424	158,030	12,348,464	418,555	32,705,888

			46,141,752		28,920,790		75,062,542

Total Health Care			108,974,630		67,340,490		176,315,120

Industrials	14.9%
Aerospace & Defense	1.0%
BAE Systems plc (United Kingdom)[1]		813,335	6,824,109	522,775	4,386,229	1,336,110	11,210,338

Airlines	0.9%
Ryanair Holdings plc - ADR (Ireland)*		56,553	6,219,133	34,017	3,740,850	90,570	9,959,983

Construction & Engineering	3.0%
FLSmidth & Co. A/S (Denmark)[1]		106,935	6,605,123	65,080	4,019,838	172,015	10,624,961
Vinci S.A. (France)[1]		138,540	13,851,721	86,330	8,631,580	224,870	22,483,301

			20,456,844		12,651,418		33,108,262

Machinery	3.1%
Metso OYJ (Finland)[1]		201,195	7,150,532	134,905	4,794,565	336,100	11,945,097
The Weir Group plc (United Kingdom)[1]		437,770	12,810,035	317,586	9,293,208	755,356	22,103,243

			19,960,567		14,087,773		34,048,340

Trading Companies & Distributors	2.9%
Brenntag AG (Germany)[1]		228,403	13,081,084	134,719	7,715,619	363,122	20,796,703
Howden Joinery Group plc (United Kingdom)[1]		1,067,755	6,988,463	660,455	4,322,682	1,728,210	11,311,145

			20,069,547		12,038,301		32,107,848

Transportation Infrastructure	4.0%
Aena SME S.A. (Spain)[1,2]		81,020	16,700,520	51,500	10,615,610	132,520	27,316,130
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)		1,021,000	5,385,594	660,000	3,481,383	1,681,000	8,866,977
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)		49,025	5,106,934	32,620	3,398,026	81,645	8,504,960

			27,193,048		17,495,019		44,688,067

Total Industrials			100,723,248		64,399,590		165,122,838

Information Technology	12.8%
Internet Software & Services	5.1%
Alibaba Group Holding Ltd. - ADR (China)*		97,230	17,359,444	54,790	9,782,207	152,020	27,141,651
NetEase, Inc. - ADR (China)		35,335	9,083,568	20,235	5,201,811	55,570	14,285,379
Tencent Holdings Ltd. - Class H (China)[1]		193,100	9,493,361	124,160	6,104,069	317,260	15,597,430

			35,936,373		21,088,087		57,024,460

IT Services	4.6%
Amdocs Ltd. (United States)		361,312	24,298,232	215,929	14,521,225	577,241	38,819,457

5

Luxoft Holding, Inc. (United States)*		84,530	3,410,786	50,070	2,020,324	134,600	5,431,110
Pagseguro Digital Ltd. - Class A (Brazil)*		132,325	4,397,160	79,730	2,649,428	212,055	7,046,588

			32,106,178		19,190,977		51,297,155

Software	3.1%
Atlassian Corp. plc - Class A (United States)*		111,329	6,232,197	73,022	4,087,772	184,351	10,319,969
Nexon Co. Ltd. (Japan)*[1]		990,800	14,417,524	625,000	9,094,623	1,615,800	23,512,147

			20,649,721		13,182,395		33,832,116

Total Information Technology			88,692,272		53,461,459		142,153,731

Materials	8.5%
Chemicals	6.5%
Akzo Nobel N.V. (Netherlands)[1]		213,445	19,329,198	131,250	11,885,766	344,695	31,214,964
Mexichem, S.A.B. de C.V. (Mexico)		2,192,600	6,852,589	1,442,800	4,509,220	3,635,400	11,361,809
Solvay S.A. (Belgium)[1]		129,895	18,064,527	83,425	11,601,933	213,320	29,666,460

			44,246,314		27,996,919		72,243,233

Metals & Mining	2.0%
Antofagasta plc (Chile)[1]		256,660	3,429,237	162,055	2,165,219	418,715	5,594,456
First Quantum Minerals Ltd. (Zambia)		219,495	3,162,629	138,880	2,001,075	358,375	5,163,704
Grupo Mexico, S.A.B. de C.V. - Series B (Mexico)		1,036,600	3,432,045	641,600	2,124,252	1,678,200	5,556,297
Lundin Mining Corp. (Canada)		531,880	3,521,150	326,533	2,161,712	858,413	5,682,862

			13,545,061		8,452,258		21,997,319

Total Materials			57,791,375		36,449,177		94,240,552

Real Estate	1.5%
Equity Real Estate Investment Trusts (REITS)	1.5%
Unibail-Rodamco S.E. (France)[1]		42,935	10,307,384	27,320	6,558,699	70,255	16,866,083

Telecommunication Services	1.9%
Diversified Telecommunication Services	1.9%
Iliad S.A. (France)[1]		65,155	13,050,749	39,575	7,926,995	104,730	20,977,744

TOTAL COMMON STOCKS			658,971,658		415,991,138		1,074,962,796

SHORT-TERM INVESTMENT
Dreyfus Government Cash Management[3], 1.60%	2.0%	10,004,409	10,004,409	12,218,764	12,218,764	22,223,173	22,223,173

TOTAL INVESTMENTS	98.9%		668,976,067		428,209,902		1,097,185,969
OTHER ASSETS, LESS LIABILITIES	1.1%		7,117,163		4,818,379		11,935,542

NET ASSETS	100.0%		$676,093,230		$433,028,281		$1,109,121,511

TOTAL INVESTMENTS AT COST			$625,653,487		$401,759,336		$1,027,412,823

ADR - American Depositary Receipt

* Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors.

3Rate shown is the current yield as of April 30, 2018.

See Notes to Pro Forma Condensed Combined Financial Statements.

6

Pro Forma Combined Statement of Assets and Liabilities

World Opportunities Series and Overseas Series

As of April 30, 2018 (unaudited)

	Acquired	Surviving

	World Opportunities Series	Overseas Series	Pro Forma Adjustments		Overseas Series Pro Forma Combined

ASSETS:
Investments, at value*	$668,976,067	$428,209,902	$-		$1,097,185,969
Cash	42,885	-	-		42,885
Foreign currency, at value	-	25,896	-		25,896
Foreign tax reclaims receivable	6,956,113	4,169,749	-		11,125,862
Dividends receivable	1,502,680	957,100	-		2,459,780
Receivable for fund shares sold	152,212	718	-		152,930
Prepaid expenses	21,820	44,532			66,352

TOTAL ASSETS	677,651,777	433,407,897	-		1,111,059,674

LIABILITIES:
Accrued management fees	425,996	239,973	-		665,969
Accrued shareholder services fees (Class S)	144,490	-	(144,490)	(2)	-
Accrued distribution and service (Rule 12b-1) fees (Class S)	-	-	144,490	(2)	144,490
Accrued fund accounting and administration fees	37,625	28,026	-		65,651
Accrued transfer agent fees	105,462	-	-		105,462
Accrued Chief Compliance Officer service fees	252	365	-		617
Accrued sub transfer agent fees	-	37,904	-		37,904
Custodian fees payable	40,771	48,232	-		89,003
Audit fees payable	23,510	19,496	-		43,006
Payable for fund shares repurchased	738,128	23	-		738,151
Other payables and accrued expense	42,313	5,597	-		47,910

TOTAL LIABILITIES	1,558,547	379,616	-		1,938,163

TOTAL NET ASSETS	$676,093,230	$433,028,281	$-		$1,109,121,511

NET ASSETS CONSIST OF:
Capital Stock	815,928	174,095	-		990,023
Additional paid-in-capital	1,087,998,304	472,215,505	-		1,560,213,809
Undistributed net investment income	3,910,395	3,112,400	-		7,022,795

Accumulated net realized gain (loss) on investments, foreign currency and translation of other assets and liabilities	(459,653,944)	(68,846,757)	-		(528,500,701)

Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	43,022,547	26,373,038	-		69,395,585

TOTAL NET ASSETS	$676,093,230	$433,028,281	$-		$1,109,121,511

* Investments, at cost	$625,653,487	$401,759,336	$-		$1,027,412,823

Class S
Net Assets	$676,093,230		$-		$676,093,230
Shares Outstanding	81,592,817		-	(1)	81,592,817
Net Asset Value per share	$8.29				$8.29

Class I
Net Assets		$433,028,281	$-		$433,028,281
Shares Outstanding		17,409,510	-		17,409,510
Net Asset Value per share		$24.87			$24.87

(1) Class S shares of the Acquired Series are exchanged for the new Class S of the Surviving Series. The initial per share value of the Class S shares is presumed to equal that of the Acquired Series Class S shares, therefore, there are no adjustments.

(2) Fees on Class S will change from Shareholder Services Fees to Distribution and Service (Rule 12b-1) Fees upon the merger.

See Notes to Pro Forma Condensed Combined Financial Statements.

7

Pro Forma Combined Statement of Operations

World Opportunities Series and Overseas Series

For the Twelve Months Ended April 30, 2018 (unaudited)

	Acquired	Surviving

	World Opportunities Series	Overseas Series	Pro Forma Adjustments		Overseas Series Pro Forma Combined

INVESTMENT INCOME:
Dividends	$17,040,802	$15,427,640	$-		$32,468,442

EXPENSES:
Management fees	5,792,495	4,821,376	(1,158,224)	(2)	9,455,647
Shareholder service fees (Class S)	1,930,831	-	(1,930,831)	(3)	-
Distribution and service (Rule 12b-1) fees (Class S)		-	1,930,831	(3)	1,930,831
Fund accounting and administration fees	111,448	63,146	(36,400)	(1)	138,194
Transfer agent fees	254,977	4,018	-		258,995
Sub transfer agent fees	-	37,904	1,158,224	(4)	1,196,128
Chief Compliance Officer service fees	4,056	4,181	-		8,237
Directors’ fees	52,541	47,738	-		100,279
Custodian fees	85,596	96,552	-		182,148
Legal Fees	665,692	166,768	-		832,460
Miscellaneous	273,352	158,232	(76,826)	(1)	354,758

Total Expenses	9,170,988	5,399,915	(113,226)		14,457,677
Less reduction of expenses	(675,329)	(161,645)	113,226		(723,748)

Net Expenses	8,495,659	5,238,270	-		13,733,929

NET INVESTMENT INCOME	8,545,143	10,189,370	-		18,734,513

REALIZED AND UNREALIZED GAIN/(LOSS) ON UNDERLYING SERIES
Net realized gain (loss) on - Investments	68,852,729	113,363,128	-		182,215,857
Foreign currency and translation of other assets and liabilities	(240,193)	241,733	-		1,540

	68,612,536	113,604,861	-		182,217,397

Net change in unrealized appreciation (depreciation) on - Investments	3,657,891	(34,983,291)	-		(31,325,400)
Foreign currency and translation of other assets and liabilities	516,342	194,460	-		710,802

	4,174,233	(34,788,831)	-		(30,614,598)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	72,786,769	78,816,030	-		151,602,799

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$81,331,912	$89,005,400	$-		$170,337,312

(1) Decrease in expense based on the elimination of redundant fees for the Pro Forma Combined

(2) Management fees will be lower on the Acquired Series assets upon the merger due to the Surviving Series having a lower management fee.

(3) Fees on Class S will change from Shareholder Services Fees to Distribution and Service (Rule 12b-1) Fees upon the merger.

(4) Sub transfer agent fees will be imposed on the Acquired Series upon the merger due to the Surviving Series having sub transfer agent fees.

See Notes to Pro Forma Condensed Combined Financial Statements.

8

Notes to the Pro Forma Combined Financial Statements

(unaudited)

1. Organization

Manning & Napier Fund, Inc. (the “Fund”) is organized in Maryland and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.

These pro forma financial statements relate only to the Overseas Series (the “Surviving Series”) and the World Opportunities Series (the “Acquired Series,” and, together with the Surviving Series, the “Series”), each a series of the Fund.

The Surviving Series is authorized to issue three classes of shares (Class S, Z and I). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The Acquired Series is only authorized to issue a single share class (Class S).

2. Basis of Combination

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Acquired Series by the Surviving Series. The unaudited Pro Forma Combined Statement of Investments and Combined Statement of Assets and Liabilities reflect the financial position of the Series at April 30, 2018 and assume the reorganization occurred on that date. The unaudited Pro Forma Combined Statement of Operations reflects the results of operations of the Series for the twelve months ended April 30, 2018 and assume the reorganization occurred at the beginning of the period.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Series and the Surviving Series will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of all of the assets of the Acquired Series by the Surviving Series, and the assumption of all of the liabilities of the Acquired Series by the Surviving Series, in exchange for Class S Shares of the Surviving Series. Following the acquisition, the Surviving Series will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America (“GAAP”), the historical cost of investment securities will be carried forward to the Surviving Series and the results of operations for pre-combination periods of the Surviving Series will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Surviving Series and the Acquired Series included in their respective annual reports dated October 31, 2017 and December 31, 2017, respectively, and the unaudited financial statements of the Surviving Series included in its semi-annual report dated April 30, 2018.

3. Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s

9

pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by Manning & Napier Advisors, LLC under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both individually and in aggregate that is significant to the fair value measurement. The

10

inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of April 30, 2018 in valuing the Series’ assets or liabilities carried at fair value:

	OVERSEAS SERIES (SURVIVING SERIES)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3

Assets:
Equity securities
Consumer Discretionary	$31,836,010	$20,170,569	$11,665,441	$-
Consumer Staples	97,923,113	35,929,535	61,993,578	-
Energy	23,024,385	23,024,385	-	-
Financials	27,071,220	-	27,071,220	-
Health Care	67,340,490	54,481,870	12,858,620	-
Industrials	64,399,590	10,620,259	53,779,331	-
Information Technology	53,461,459	38,262,767	15,198,692	-
Materials	36,449,177	10,796,259	25,652,918	-
Real Estate	6,558,699	-	6,558,699	-
Telecommunication Services	7,926,995	-	7,926,995	-
Mutual Fund	12,218,764	12,218,764	-	-

Total Assets	$428,209,902	$205,504,408	$222,705,494	$-

	WORLD OPPORTUNITIES SERIES (ACQUIRED SERIES)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3

Assets:
Equity securities
Consumer Discretionary	$48,175,066	$29,103,662	$19,071,404	$-
Consumer Staples	152,618,381	54,921,466	97,696,915	-
Energy	34,124,878	34,124,878	-	-
Financials	44,513,675	-	44,513,675	-
Health Care	108,974,630	88,323,162	20,651,468	-
Industrials	100,723,248	16,711,661	84,011,587	-
Information Technology	88,692,272	64,781,387	23,910,885	-
Materials	57,791,375	16,968,413	40,822,962	-
Real Estate	10,307,384	-	10,307,384	-
Telecommunication Services	13,050,749	-	13,050,749	-
Mutual Fund	10,004,409	10,004,409	-	-

Total Assets	$668,976,067	$314,939,038	$354,037,029	$-

11

	OVERSEAS SERIES PRO FORMA COMBINED

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3

Assets:
Equity securities
Consumer Discretionary	$80,011,076	$49,274,231	$30,736,845	$-
Consumer Staples	$250,541,493	$90,851,001	$159,690,493	-
Energy	$57,149,264	$57,149,263	$-	-
Financials	$71,584,895	$-	$71,584,895	-
Health Care	$176,315,120	$142,805,032	$33,510,088	-
Industrials	$165,122,838	$27,331,920	$137,790,918	-
Information Technology	$142,153,731	$103,044,154	$39,109,577	-
Materials	$94,240,552	$27,764,672	$66,475,880	-
Real Estate	$16,866,083	$-	$16,866,083	-
Telecommunication Services	$20,977,744	$-	$20,977,744	-
Mutual Fund	$22,223,173	$22,223,173	$-	-

Total Assets	$1,097,185,969	$520,443,446	$576,742,523	$-

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by either of the Series as of April 30, 2017. The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between levels during the year ended April 30, 2018.

4. Capital Shares

The pro forma net asset value per share assumes the issuance of shares of the Surviving Series that would have been issued at April 30, 2018, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the number of shares of the Acquired Series as of April 30, 2018. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at April 30, 2018

Class of Shares	Shares of Surviving Series Pre- Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination

Class S	–	81,592,817	81,592,817
Class I	17,409,510	–	17,409,510

12

5. Use of Estimates

The preparation of these pro forma financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the pro forma financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

6. Federal Income Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies. After the acquisition, the Surviving Series intends to continue to qualify as a regulated investment company, for federal income tax purposes. Provided that the Series so qualifies, it will not be subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the pro forma financial statements.

In addition, the Acquired Series will make any required income or capital gain distributions prior to consummation of this reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies.

As of April 30, 2018, the gross unrealized appreciation and gross unrealized depreciation based on the cost for federal income tax purposes were as follows:

	Overseas Series (Surviving Series)	World Opportunities Series (Acquired Series)	Overseas Series Pro Forma Combined
Cost for federal income tax purposes	$411,797,058	$635,339,766	$1,047,136,824
Unrealized appreciation	29,339,930	70,406,318	99,746,248
Unrealized depreciation	(12,927,086)	(36,770,017)	(49,697,103)

Net unrealized depreciation	$16,412,844	$33,636,301	$50,049,145

At October 31, 2017, the Surviving Series had net short-term capital loss carryforwards of $8,167,191 and net long-term capital loss carryforwards of $103,994,808. At December 31, 2017, the Acquired Series had net short-term capital loss carryforwards of $71,531,810 and net long-term capital loss carryforwards of $407,506,868. These capital loss carryforwards may be limited with the reorganization.

13

PART C

Item 15. Indemnification

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant’s Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy issued by St. Paul Fire & Marine Insurance Company, Federal Insurance Company, Arch Insurance Company, Continental Casualty Company and Argonaut Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

Item 16. Exhibits

(1) Articles of Incorporation	(1)(a)(1)

Articles of Incorporation as filed with the State of Maryland on July 26, 1984 (incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(2)

Articles of Amendment as filed with the State of Maryland on March 25, 1985 (incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(3)

Articles of Amendment as filed with the State of Maryland on May 23, 1985 (incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(4)

Articles of Amendment as filed with the State of Maryland on October 7, 1985 (incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(5)

Articles of Amendment as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(6)

Articles Supplementary to the charter as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit 4)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(7)

Articles Supplementary to the charter as filed with the State of Maryland on January 20, 1989 (incorporated by reference to Exhibit (4)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

	(1)(a)(8)	Articles Supplementary to the charter as filed with the State of Maryland on September 22, 1989 (incorporated by reference to Exhibit (4)(d) to

Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
(1)(a)(9)

Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 (incorporated by reference to Exhibit (4)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(1)(a)(10)

Articles Supplementary to the charter as filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit (4)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050)

(1)(a)(11)

Articles Supplementary to the charter as filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit (4)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(12)

Articles Supplementary to the charter as filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit (4)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(13)

Articles Supplementary to the charter as filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit (4)(i) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(14)

Articles Supplementary to the charter as filed with the State of Maryland on January 17, 1994 (incorporated by reference to Exhibit (4)(j) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(15)

Articles Supplementary to the charter as filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit (4)(k) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(16)

Articles Supplementary to the charter as filed with the State of Maryland on April 22, 1996 (incorporated by reference to Exhibit (4)(l) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(17)

Articles Supplementary to the charter as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (4)(m) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(18)

Articles of Amendment as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(19)

Certificate of Correction to Articles Supplementary to the charter filed with the State of Maryland on February 24, 1998 (incorporated by reference to Exhibit (4)(n) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(20)	Certificate of Correction to Articles of Amendment as filed with the State of Maryland on February 5, 1998 (incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(21)

Articles of Amendment as filed with the State of Maryland on February 26, 1998 (incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(22)

Articles Supplementary to the charter as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (4)(o) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).

(1)(a)(23)

Articles of Amendment as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).

(1)(a)(24)

Articles Supplementary to the charter as filed with the State of Maryland on May 13, 1999 (incorporated by reference to Exhibit (4)(p) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(1)(a)(25)

Articles of Amendment as filed with the State of Maryland on August 30, 1999 (incorporated by reference to Exhibit (1)(j) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).

(1)(a)(26)

Articles Supplementary to the charter as filed with the State of Maryland on February 24, 2000 (incorporated by reference to Exhibit (4)(q) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).

(1)(a)(27)

Articles of Supplementary to the charter as filed with the State of Maryland on November 20, 2000 (incorporated by reference to Exhibit 99.(c)18 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(1)(a)(28)

Articles of Amendment as filed with the State of Maryland on May 31, 2001(incorporated by reference to Exhibit 99.A to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

(1)(a)(29)

Articles of Amendment as filed with the State of Maryland on June 14, 2002(incorporated by reference to Exhibit 99.A(12) to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049).

(1)(a)(30)

Articles of Amendment as filed with the State of Maryland on July 1, 2002 (incorporated by reference to Exhibit 99.a(13) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)(a)(31)

Articles of Amendment as filed with the State of Maryland on November 22, 2002 (incorporated by reference to Exhibit 99.a(14) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)(a)(32)

Articles of Amendment as filed with the State of Maryland on December 11, 2002 (incorporated by reference to Exhibit 99.a(15) to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)(a)(33)	Articles of Supplementary to the charter as filed with the State of Maryland on April 25, 2003 (incorporated by reference to

Exhibit 99.(c)(19) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027).
(1)(a)(34)

Articles Supplementary to the charter as filed with the State of Maryland on February 7, 2002 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on April 29, 2004 with Accession Number 0000751173-04-000034).

(1)(a)(35)

Articles of Amendment as filed with the State of Maryland on May 21, 2004 (incorporated by reference to Exhibit 99.a(16) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(1)(a)(36)

Certificate of Correction to Articles of Amendment as filed with the State of Maryland on August 10, 2004 (incorporated by reference to Exhibit 99.a(17) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on September 3, 2004 with Accession Number 0000751173-04-000071).

(1)(a)(37)

Articles of Amendment as filed with the State of Maryland on September 29, 2006 (incorporated by reference to Exhibit 99.a(18) to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on January 29, 2007 with Accession Number 0000751173-07-000006).

(1)(a)(38)

Articles of Amendment as filed with the State of Maryland on February 6, 2007 (incorporated by reference to Exhibit 99.a(19) to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A filed on April 27, 2007 with Accession Number 0001193125-07-093050).

(1)(a)(39)

Articles of Amendment as filed with the State of Maryland on November 19, 2007 (incorporated by reference to Exhibit 99.a(20) to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 1, 2007 with Accession Number 0001193125-07-257625).

(1)(a)(40)

Articles Supplementary to the charter as filed with the State of Maryland on May 16, 2007 (incorporated by reference to Exhibit 99.c(21) to Post- Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 1, 2007 with Accession Number 0001193125-07-257625).

(1)(a)(41)

Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(21) to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(1)(a)(42)

Articles of Amendment as filed with the State of Maryland on February 28, 2008 (incorporated by reference to Exhibit 99.a(22) to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(1)(a)(43)

Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(23) to Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(1)(a)(44)

Articles Supplementary to the charter as filed with the State of Maryland on May 27, 2008 (incorporated by reference to Exhibit 99.c(22) to Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(1)(a)(45)

Articles Supplementary to the charter as filed with the State of Maryland on June 24, 2008 (incorporated by reference to Exhibit 99.c(23) to Post-Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(1)(a)(46)

Articles of Amendment as filed with the State of Maryland on October 27, 2008 (incorporated by reference to Exhibit 99.a(24) to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

(1)(a)(47)

Articles Supplementary to the charter as filed with the State of Maryland on November 10, 2008 (incorporated by reference to Exhibit 99.c(24) to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

(1)(a)(48)

Articles of Amendment as filed with the State of Maryland on June 29, 2009 (incorporated by reference to Exhibit 99.a(48) to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on July 21, 2009 with Accession Number 0001193125-09-152822).

(1)(a)(49)

Articles of Amendment as filed with the State of Maryland on December 21, 2009 (incorporated by reference to Exhibit 99.a(49) to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).

(1)(a)(50)

Articles Supplementary to the charter as filed with the State of Maryland on March 24, 2010 (incorporated by reference to Exhibit 99.a(50) to Post-Effective Amendment No. 80 to the Registration Statement on Form N-1A filed on April 30, 2010 with Accession Number 0001193125-10-101399).

(1)(a)(51)

Articles of Amendment to the charter as filed with the State of Maryland May 13, 2010 (incorporated by reference to Exhibit 99.a(51) to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(1)(a)(52)

Articles Supplementary to the charter as filed with the State of Maryland on February 9, 2011 (incorporated by reference to Exhibit 99.a(52) to Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(1)(a)(53)

Articles Supplementary to the charter as filed with the State of Maryland dated September 2, 2011 (incorporated by reference to Exhibit 99.a(53) to Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on September 23, 2011 with Accession Number 0001193125-11-255116).

(1)(a)(54)

Articles Supplementary to the charter as filed with the State of Maryland dated December 1, 2011 (incorporated by reference to Exhibit 99.a(54) to Post-Effective Amendment No. 95 to the Registration Statement on Form N-1A filed on December 16, 2011 with Accession Number 0001193125-11-343574).

(1)(a)(55)

Articles of Amendment to the charter as filed with the State of Maryland dated December 21, 2011 (incorporated by reference to Exhibit 99.a(55) to Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A filed on December 29, 2011 with Accession Number 0001193125-11-355419).

(1)(a)(56)

Articles of Amendment to the charter as filed with the State of Maryland dated February 10, 2012 (incorporated by reference to Exhibit 99.a(56) to Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A filed on February 28, 2012 with Accession Number 0001193125-12-084741).

(1)(a)(57)

Articles Supplementary to the charter as filed with the State of Maryland dated March 1, 2012 (incorporated by reference to Exhibit 99.a(57) to Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A filed on March 21, 2012 with Accession Number 0001193125-12-124827).

(1)(a)(58)

Articles of Amendment to the charter as filed with the State of Maryland dated July 10, 2012 (incorporated by reference to Exhibit 99.a(58) to Post-Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(1)(a)(59)

Articles of Amendment to the charter as filed with the State of Maryland dated September 10, 2012 (incorporated by reference to Exhibit 99.a(59) to Post-Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(1)(a)(60)

Articles of Amendment to the charter as filed with the State of Maryland dated May 1, 2013 (incorporated by reference to Exhibit 99.a(60) to Post-Effective Amendment No. 130 to the Registration Statement on Form N-1A filed on May 29, 2013 with Accession Number 0001193125-13-239252).

(1)(a)(61)

Articles Supplementary to the charter as filed with the State of Maryland dated July 1, 2013 (incorporated by reference to Exhibit 99.a(61) to Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(1)(a)(62)

Articles of Amendment to the charter as filed with the State of Maryland dated July 10, 2013 (incorporated by reference to Exhibit 99.a(62) to Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(1)(a)(63)

Articles Supplementary to the charter as filed with the State of Maryland dated September 18, 2013 (incorporated by reference to Exhibit 99.a(63) to Post-Effective Amendment No. 135 to the Registration Statement on Form N-1A filed on October 10, 2013 with Accession Number 0001193125-13-396112).

(1)(a)(64)

Articles Supplementary to the charter as filed with the State of Maryland dated November 15, 2013 (incorporated by reference to Exhibit 99.a(64) to Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).

(1)(a)(65)

Articles of Amendment to the charter as filed with the State of Maryland dated December 2, 2013 (incorporated by reference to Exhibit 99.a(65) to Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).

(1)(a)(66)

Articles of Amendment to the charter as filed with the State of Maryland dated May 28, 2014 (incorporated by reference to Exhibit 99.a(66) to Post-Effective Amendment No. 148 to the Registration Statement on Form N-1A filed on July 21, 2014 with Accession Number 0001193125-14-274048).

(1)(a)(67)

Articles Supplementary to the charter as filed with the State of Maryland dated December 1, 2014 (incorporated by reference to Exhibit 99.a(67) to Post-Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(1)(a)(68)

Articles of Amendment to the charter as filed with the State of Maryland dated February 2, 2015 (incorporated by reference to Exhibit 99.a(68) to Post-Effective Amendment No. 159 to the Registration Statement on Form N-1A filed on February 27, 2015 with Accession Number 0001193125-15-069104).

(1)(a)(69)	Articles of Amendment to the charter as filed with the State of Maryland dated April 10, 2015 (incorporated by reference to Exhibit 99.a(69) to Post-Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(1)(a)(70)

Articles of Amendment to the charter as filed with the State of Maryland dated May 11, 2015 (incorporated by reference to Exhibit 99.a(70) to Post-Effective Amendment No. 165 to the Registration Statement on Form N-1A filed on May 28, 2015 with Accession Number 0001193125-15-203990).

(1)(a)(71)

Articles of Amendment to the charter as filed with the State of Maryland dated May 26, 2015 (incorporated by reference to Exhibit 99.a(71) to Post-Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

(1)(a)(72)

Articles Supplementary to the charter as filed with the State of Maryland dated July 10, 2015 (incorporated by reference to Exhibit 99.a(72) to Post-Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

(1)(a)(73)

Articles of Amendment to the charter as filed with the State of Maryland dated July 13, 2015 (incorporated by reference to Exhibit 99.a(73) to Post-Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

(1)(a)(74)

Articles of Amendment to the charter as filed with the State of Maryland dated December 18, 2015 (incorporated by reference to Exhibit 99.a(74) to Post-Effective Amendment No. 171 to the Registration Statement on Form N-1A filed on December 30, 2015 with Accession Number 0001193125-15-416921).

(1)(a)(75)

Articles of Amendment to the charter as filed with the State of Maryland dated February 3, 2017 (incorporated by reference to Exhibit 99.a(75) to Post-Effective Amendment No. 183 to the Registration Statement on Form N-1A filed on February 24, 2017 with Accession Number 0001193125-17-056244).

(1)(a)(76)

Articles of Amendment to the Charter as filed with the State of Maryland dated June 6, 2016 (incorporated by reference to Exhibit 99.a(76) to Post-Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(1)(a)(77)

Articles Supplementary to the Charter as filed with the State of Maryland dated April 11, 2017 (incorporated by reference to Exhibit 99.a(77) to Post-Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(1)(a)(78)

Articles of Amendment to the Charter as filed with the State of Maryland dated April 12, 2017 (incorporated by reference to Exhibit 99.a(78) to Post-Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(1)(a)(79)

Articles of Amendment to the Charter as filed with the State of Maryland dated June 19, 2017 (incorporated by reference to Exhibit 99.a(79) to Post-Effective Amendment No. 188 to the Registration Statement on Form N-1A filed on June 21, 2017 with Accession Number 0001193125-17-209147).

(1)(a)(80)	Articles of Amendment to the Charter as filed with the State of Maryland dated December 4, 2017 (incorporated by reference to Exhibit 99.a(80) to

Post-Effective Amendment No. 197 to the Registration Statement on Form N-1A filed on December 7, 2017 with Accession Number 0001193125-17-363530).
(1)(a)(81)

Articles of Amendment to the Charter as filed with the State of Maryland dated February 14, 2018 (incorporated by reference to Exhibit 99.a(81) to Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A filed on February 26, 2018 with Accession Number 0001193125-18-058157).

(2) By-Laws	(2)(a)(1)

By-Laws (incorporated by reference to Exhibit (2)(a) to Post- Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(2)(a)(2)

By-Laws as amended May 18, 2004 (incorporated by reference to Exhibit 99.b(1) to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(2)(a)(3)

By-Laws as amended September 29, 2006 (incorporated by reference to Exhibit 99.b(2) to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A filed on April 27, 2007 with Accession Number 0001193125-07-093050).

(2)(a)(4)

By-Laws as amended May 14, 2008 (incorporated by reference to Exhibit 99.b(3) to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

(3) Voting Trust Agreement		Not Applicable.

(4) Reorganization Agreement	(4)(a)(1)	Form of Agreement and Plan of Reorganization is filed herewith as Appendix B to Part A of this Registration Statement on Form N-14.

(5) Instruments Defining Rights of Security Holders	(5)(a)(1)

Specimen Stock Certificate (incorporated by reference to Exhibit 1(a) (Articles of Incorporation) and Exhibit (2) (By-Laws) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(6) Investment Advisory Contract	(6)(a)(1)

Investment Advisory Agreement dated December 17, 2007 (incorporated by reference to Exhibit 99.d(1)i to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(6)(a)(2)

Assignment and Assumption Agreement among Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Advisors, LLC dated October 1, 2011 (incorporated by reference to Exhibit 99.d(1)b to Post-Effective Amendment No. 93 to the Registration Statement on Form N-1A filed on November 1, 2011 with Accession Number 0001193125-11-289850).

(6)(a)(3)

Restated Schedule A of the Investment Advisory Agreement dated March 1, 2018 (incorporated by reference to Exhibit 99.d(1)b to Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A filed on February 26, 2018 with Accession Number 0001193125-18-058157).

Expense Limitation Agreements	(6)(b)(1)	Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc., dated November 16, 2017, on behalf of the Overseas Series as filed herewith.
	(6)(b)(2)	Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc., dated November 16, 2017, on behalf of the World Opportunities Series as filed herewith.

(7) Underwriting Contract	(7)(a)(1)

Amended and Restated Distribution Agreement dated May 9, 2002(incorporated by reference to Exhibit 99.e4 to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049).

(7)(a)(2)

Amended and Restated Distribution Agreement Schedule A dated May 25, 2017 (incorporated by reference to Exhibit 99.e(1)d to Post-Effective Amendment No. 188 to the Registration Statement on Form N-1A filed on June 21, 2017 with Accession Number 0001193125-17-209147)

Form of Dealer Agreement	(7)(b)(1)

Manning & Napier Fund, Inc. form of dealer agreement between Manning & Napier Investor Services, Inc. and financial intermediaries (incorporated by reference to Exhibit 99.e(2) to Post-Effective Amendment 201 to the Registration Statement on Form N-1A filed on April 26, 2018 with Accession Number 0001193125-18-134595).

(8) Bonus or Profit Sharing Contracts		Not Applicable.

(9) Custodian Agreement	(9)(a)(1)

Mutual Fund Custody and Service Agreement between Manning & Napier Fund, Inc. and The Bank of New York Mellon beginning February 1, 2015 (incorporated by reference to Exhibit 99.g(1) to Post-Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(9)(a)(2)

Amendment to the Custody Agreement dated January 1, 2018 (incorporated by reference to Exhibit 99.g(1)a to Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A filed on February 26, 2018 with Accession Number 0001193125-18-058157).

(10) Rule 18f-3 Plan	(10)(a)(1)

Amended and Restated Rule 18f-3 Plan dated March 1, 2018 (incorporated by reference to Exhibit 99.n(1) to Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A filed on February 26, 2018 with Accession Number 0001193125-18-058157).

Distribution and Shareholder Services Plan	(10)(b)(1)	Amended and Restated Distribution and Shareholder Services Plan, with respect to the Overseas Series, is filed herewith as Appendix C to Part A of this Registration Statement on Form N-14.

Shareholder Services Plan	(10)(c)(1)

Shareholder Services Plan (incorporated by reference to Exhibit 99.m(5) to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on December 17, 2007 with Accession Number 0001193125-07-266584).

(10)(c)(2)

Amended and Restated Shareholder Services Plan Exhibit A dated May 1, 2017 (incorporated by reference to Exhibit 99.m(1)m to Post-Effective Amendment No. 186 to the Registration Statement on Form N-1A filed on April 26, 2017 with Accession Number 0001193125-17-139156).

Shareholder Services	(10)(d)(1)	Shareholder Services Agreement between Manning & Napier Fund, Inc.

Agreement

and Manning & Napier Advisors, Inc. (incorporated by reference to Exhibit 99.m(6) to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A filed on December 17, 2007 with Accession Number 0001193125-07-266584).

	(10)(d)(2)	Assignment and Assumption Agreement as referenced in (6)(a)(2) above.
(10)(d)(3)

Amended and Restated Shareholder Services Agreement Exhibit A dated May 1, 2017 (incorporated by reference to Exhibit 99.m(2)n to Post-Effective Amendment No. 186 to the Registration Statement on Form N-1A filed on April 26, 2017 with Accession Number 0001193125-17-139156).

(11) Legal Opinion	(11)(a)(1)	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant as filed herewith.

(12) Tax Opinion	(12)(a)(1)	Form of Opinion of Morgan, Lewis & Bockius LLP regarding certain tax matters as filed herewith.

(13) Master Services Agreement	(13)(a)(1)

Amended and Restated Master Services Agreement dated March 1, 2017 between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. (incorporated by reference to Exhibit 99.h(1) to Post-Effective Amendment No. 197 to the Registration Statement on Form N-1A filed on December 7, 2017 with Accession Number 0001193125-17-36530).

(13)(a)(2)

Amendment No. 1 to the Master Services Agreement dated January 1, 2018 (incorporated by reference to Exhibit 99.h(1)a to Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A filed on February 26, 2018 with Accession Number 0001193125-18-058157).

Transfer Agency and Shareholder Services Agreement	(13)(b)(1)

Transfer Agency and Shareholder Services Agreement between BNY Mellon Investment Servicing (US) Inc., Manning & Napier Fund, Inc. and Manning & Napier Advisors, LLC dated March 1, 2017 (incorporated by reference to Exhibit 99.h(2) to Post-Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(13)(b)(2)

Amendment No. 1 to the Transfer Agency and Shareholder Services Agreement dated March 10, 2017 (incorporated by reference to Exhibit 99.h(2)a to Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A filed on February 26, 2018 with Accession Number 0001193125-18-058157).

(13)(b)(3)

Amendment No. 2 to the Transfer Agency and Shareholder Services Agreement dated June 12, 2017 (incorporated by reference to Exhibit 99.h(2)b to Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A filed on February 26, 2018 with Accession Number 0001193125-18-058157).

(13)(b)(4)

Amendment No. 3 to the Transfer Agency and Shareholder Services Agreement dated October 11, 2017 (incorporated by reference to Exhibit 99.h(2)c to Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A filed on February 26, 2018 with Accession Number 0001193125-18-058157).

(13)(b)(5)

Amendment No. 4 to the Transfer Agency and Shareholder Services Agreement dated January 1, 2018 (incorporated by reference to Exhibit 99.h(2)d to Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A filed on February 26, 2018 with Accession Number 0001193125-18-058157).

(14) Other Opinions and Consents	(14)(a)(1)	Consent of PricewaterhouseCoopers LLP as filed herewith.

	(14)(a)(2)	Consent of Morgan, Lewis & Bockius LLP as filed herewith.

(15) Omitted financial statements		Not Applicable.

(16) Powers of Attorney	(16)(a)(1)	Powers of Attorney dated May 2, 2018 for Paul A. Brooke, Chester N. Watson, Stephen B. Ashley, Peter L. Faber and Harris H. Rusitzky as filed herewith.

(17) Code of Ethics	(17)(a)(1)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC, Manning & Napier Investor Services, Inc. and Rainier Investment Management, LLC dated January 1, 2018 (incorporated by reference to Exhibit 99.p(1) to Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A filed on February 26, 2018 with Accession Number 0001193125-18-058157).

Additional Materials	(17)(b)(1)	Prospectus and Statement of Additional Information dated March 1, 2018 for the Overseas Series (incorporated by reference to Post-Effective Amendment No. 199 to the Registration Statement on Form N-1A filed on February 26, 2018 with Accession Number 0001193125-18-058157).
(17)(b)(2)

Supplement dated March 23, 2018 to the Statement of Additional Information dated March 1, 2018 for the Overseas Series (incorporated by reference to definitive materials filed on March 23, 2018 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0001193125-18-093115).

(17)(b)(3)

Prospectus and Statement of Additional Information dated May 1, 2018 for the World Opportunities Series (incorporated by reference to Post-Effective Amendment No. 201 to the Registration Statement on Form N-1A filed on April 26, 2018 with Accession Number 0001193125-18-134595).

(17)(b)(4)

The audited financial statements and related report of the independent registered public accounting firm included in the Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2017, with respect to the Overseas Series (incorporated by reference to the Annual Certified Shareholder Report on Form N-CSR filed on December 28, 2017 with Accession Number 0001193125-17-381069).

(17)(b)(5)

The audited financial statements and related report of the independent registered public accounting firm included in the Fund’s Annual Report to Shareholders for the fiscal year ended December 31, 2017, with respect to the World Opportunities Series (incorporated by reference to the Annual Certified Shareholder Report on Form N-CSR filed on March 5, 2018 with Accession Number 0001193125-18-069771).

(17)(b)(6)

The unaudited financial statements included in the Fund’s Semi-Annual Report to Shareholders for the period ended April 30, 2018, with respect to the Overseas Series (incorporated by reference to the Semi-Annual Certified Shareholder Report on Form N-CSRS filed on June 22, 2018 with Accession Number 0001193125-18-200564).

Item 17. Undertakings

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Village of Fairport and State of New York, on the 25th day of June, 2018.

Manning & Napier Fund, Inc. (Registrant)

By /s/ Michele T. Mosca

Michele T. Mosca
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities on the dates indicated.

Signature	Title	Date
/s/ Michele T. Mosca Michele T. Mosca	President, Principal Executive Officer, Director	June 25, 2018
* Harris H. Rusitzky	Director	June 25, 2018
* Peter L. Faber	Director	June 25, 2018
* Stephen B. Ashley	Director	June 25, 2018
* Paul A. Brooke	Director	June 25, 2018
* Chester N. Watson	Director	June 25, 2018
/s/ Christine Glavin Christine Glavin	Principal Financial Officer, Chief Financial Officer, Treasurer	June 25, 2018

* By: /s/ Christine Glavin
Christine Glavin

Pursuant to powers of attorney dated May 2, 2018. See Exhibit (16)(a)(1) of this Registration Statement.

EXHIBIT INDEX

(6)(b)(1)	Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc., dated November 16, 2017, on behalf of the Overseas Series.

(6)(b)(2)	Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc., dated November 16, 2017, on behalf of the World Opportunities Series.

(11)(a)(1)	Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant.

(12)(a)(1)	Form of Opinion of Morgan, Lewis & Bockius LLP regarding certain tax matters.

(14)(a)(1)	Consent of PricewaterhouseCoopers LLP.

(14)(a)(2)	Consent of Morgan, Lewis & Bockius LLP.

(16)(a)(1)	Powers of Attorney dated May 2, 2018 for Paul A. Brooke, Chester N. Watson, Stephen B. Ashley, Peter L. Faber and Harris H. Rusitzky.